DECEMBER  31,  1999

ANNUAL

REPORT

CALVERT  TAX-FREE  RESERVES  CALIFORNIA  MONEY  MARKET
PORTFOLIO

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

REPORT  OF  INDEPENDENT  ACCOUNTANTS
4

STATEMENT  OF
NET  ASSETS
5

STATEMENT  OF  OPERATIONS
8

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
9

NOTES  TO
FINANCIAL  STATEMENTS
10

FINANCIAL  HIGHLIGHTS
12

DEAR  SHAREHOLDERS:

1999 WAS A VERY CHALLENGING YEAR FOR THE U.S. BOND MARKETS. ALL SEGMENTS FROM U.S. TREASURIES TO LONG MUNICIPALS SUFFERED IN A PERIOD OF RISING RATES. THE YIELD CURVE HAS FLATTENED AS SHORT-TERM RATES ROSE FASTER EACH TIME THE BENCHMARK FEDERAL FUNDS RATE ROSE.

WE HAVE BEEN WATCHFUL OF THE FED AND HAVE ANTICIPATED THE UPWARD TREND AS THEY HIKED RATES IN JUNE, AUGUST AND NOVEMBER OF 1999. EACH TIME, THE CONSENSUS WAS THAT THE INCREASES WERE ENOUGH, BUT AS WE NOW KNOW THE FED PROBABLY WILL CONTINUE TO RAISE RATES INTO EARLY 2000.

THE TREND IN INTEREST RATES CONTINUES TO BE HIGHER AND WE EXPECT TO SEE SEVERAL TIGHTENING STEPS BEING TAKEN BEFORE COMPLETING THE CURRENT CYCLE. ALTHOUGH THERE ARE SOME SIGNS OF MODERATION IN VARIOUS SECTORS OF THE ECONOMY, WE BELIEVE THE ECONOMY WILL NOT COOL DOWN UNTIL FURTHER RATE HIKES TAKE PLACE. SIGNS OF POTENTIAL INFLATION ARE BEGINNING TO CREEP BACK INTO THE ECONOMIC STATISTICS AND THESE WILL PLAY AN IMPORTANT ROLE IN THE DIRECTION OF INTEREST RATES.

OVERALL, THE ECONOMIC ENVIRONMENT IS HEALTHY ALTHOUGH MARKED WITH VOLATILITY. INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST
STRATEGIES  THAT  CAN  KEEP  YOU  ON  TRACK  TO  MEET  THESE  OBJECTIVES.

WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.






SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JANUARY  20,  2000

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES CALIFORNIA MONEY MARKET PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
CALIFORNIA  TAX-EXEMPT
MONEY  MARKET

NASDAQ  SYMBOL
CTCXX

CUSIP  NUMBER
131620-50-2

CALVERT  TAX-FREE  RESERVES  CALIFORNIA  MONEY  MARKET  PORTFOLIO

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST YEAR? SINCE THE U.S. ECONOMY CONTINUED TO EXPAND IN 1999, THE FEDERAL RESERVE FEARED THAT MORE GROWTH ALONG WITH UNEMPLOYMENT NEAR 4%, COULD SPARK INFLATION. THEREFORE, THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS RATE THREE TIMES DURING THE YEAR-IN JUNE, AUGUST, AND NOVEMBER. THE FEDERAL FUNDS RATE WAS RAISED IN QUARTER-POINT INCREMENTS FROM 4.75% TO 5.50%.

WHILE STOCKS CONTINUED TO SOAR, BONDS EXPERIENCED A SEVERE BEAR MARKET THAT SAW THE ONE-YEAR TREASURY BILL YIELD RISE FROM NEAR 4.50% UP TO 6%, AND THE 30-YEAR LONG BOND YIELD RISE FROM 5% UP TO 6.5%. THE MUNICIPAL MARKET ALSO DID POORLY AS THE EFFECTS FROM THE THREE FED RATE HIKES WERE COMPOUNDED BY INVESTOR REDEMPTIONS FROM BOND FUNDS. THE ONLY SAFE HAVEN IN THE MUNICIPAL MARKET WAS IN THE VERY SHORT END OF THE MATURITY SPECTRUM.

WHAT  WAS  YOUR  STRATEGY  DURING  THE  PERIOD?
THE LACK OF SUPPLY OF NEW ISSUES IN THE MARKET KEPT TAX-FREE RATES LOW DURING MOST OF THE YEAR -- AND THIS IS PARTICULARLY TRUE FOR CALIFORNIA STATE SECURITIES. THERE WERE TIMES, HOWEVER, WHEN TECHNICAL FACTORS CAUSED SHORT-TERM RATES TO SPIKE IN RELATION TO TAXABLE RATES, AND AT THESE TIMES WE ATTEMPTED TO EXTEND THE AVERAGE MATURITY OF THE FUND. THESE RATE INCREASES USUALLY OCCUR AT TAX TIME, TOWARD THE END OF SUMMER WHEN NOTE ISSUANCE PEAKS, AND AT THE END OF
THE YEAR. IN 1999, WE LENGTHENED THE AVERAGE MATURITY OF THE FUND IN APRIL AND AT THE END OF THE SUMMER WHEN HIGHER RATES COULD BE FOUND. IN LIGHT OF THE MARKET'S GENERAL PERCEPTION THAT THE FED WOULD SOON RESUME RAISING THE FED FUNDS RATE, (BARRING ANY Y2K PROBLEMS) WE INTENDED TO LET THE AVERAGE MATURITY OF THE FUND SHORTEN UNTIL A CLEARER INTEREST RATE PICTURE EMERGED IN EARLY 2000 AND CALIFORNIA MUNICIPAL RATES BECAME MORE ATTRACTIVE.

HOW  DID  THE  FUND  PERFORM?
THE PORTFOLIO'S TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 1999 WAS 2.80%. THIS WAS ABOVE THE 2.51% TOTAL RETURN FOR THE AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND TRACKED BY LIPPER ANALYTICAL SERVICES, INC.

WHAT  IS  YOUR  OUTLOOK?
WE FEEL THE FEDERAL RESERVE WILL LIKELY RAISE RATES AGAIN IN THE COMING MONTHS IN ORDER TO PREVENT INFLATION FROM GAINING A FOOTHOLD. ADDITIONALLY, SINCE TAX-FREE MONEY MARKET RATES TEND TO BE LOWER AT THE START OF THE YEAR DUE TO MONEY FLOWING INTO THE MARKET, WE WILL BIDE OUR TIME UNTIL MUNICIPAL RATES BECOME ATTRACTIVE RELATIVE TO TAXABLE RATES AND WE HAVE A CLEARER PICTURE OF THE FEDERAL RESERVE'S INTENTIONS. WE WILL THEN BEGIN TO CONSIDER PURCHASING LONGER MATURITY ISSUES.

JANUARY  20,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
12.31.99     69  DAYS
12.31.98     60  DAYS

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99

[INSERT  PIE  CHART  HERE]

ALL SECURITIES IN CALVERT GROUP MONEY MARKET FUNDS ARE ELIGIBLE SECURITIES UNDER RULE 2A-7 OF THE INVESTMENT COMPANY
ACT OF 1940. FIRST TIER SECURITIES ARE ELIGIBLE SECURITIES RATED IN THE HIGHEST RATING CATEGORY
FOR  SHORT-TERM  DEBT
OBLIGATIONS  BY  AT  LEAST
TWO OF THE NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS. SECOND TIER SECURITIES ARE ELIGIBLE SECURITIES NOT IN THE FIRST TIER.

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR       2.80%
5  YEAR       3.25%
INCEPTION     3.54%
(10.16.89)

COMPARATIVE  MONTH-END  YIELDS

             IBC'S     STATE
             CTFR     SPECIFIC SB&GP
          CALIFORNIA   TAX-FREE MONEY
        MONEY MARKET   MARKET AVERAGES
12.31.99     3.15%       3.08%
11.30.99     2.93%       2.89%
10.31.99     2.71%       2.67%
9.30.99      2.74%       2.65%
8.31.99      2.65%       2.46%
7.31.99      2.66%       2.36%
6.30.99      2.83%       2.57%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SOURCES: IBC'S MONEY FUND REPORT, IBC FINANCIAL DATA INC. AND LIPPER ANALYTICAL SERVICES INC.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF TRUSTEES OF CALVERT TAX-FREE RESERVES AND SHAREHOLDERS OF CALIFORNIA MONEY MARKET PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF NET ASSETS AND THE RELATED STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALIFORNIA MONEY MARKET PORTFOLIO (ONE OF THE PORTFOLIOS COMPRISING CALVERT TAX-FREE RESERVES, HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  11,  2000

STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                               PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.8%                AMOUNT         VALUE
CALIFORNIA  -  93.3%
ABN  AMRO  CALIFORNIA  MUNITOPS  CERTIFICATES  TRUST
     VRDN,  5.39%,  8/1/24,  BPA: ABN AMRO BANK, INSUR: FGIC
                                             $3,000,000   $3,000,000
CONTRA  COSTA  COUNTY  MFH  REVENUE  VRDN,  4.60%,  10/20/28,
  LOC:STATE STREET BANK AND TRUST            7,360,000     7,360,000
FRESNO MFH  REVENUE  VRDN,  7.35%,  5/1/15,
     LOC:  TOKAI  BANK,  LTD.                8,800,000     8,800,000
FRESNO COUNTY TAX  AND  REVENUE  ANTICIPATION  NOTES,
  4.00%,  6/30/00                            5,000,000     5,016,736
HOUSING  FINANCE  AGENCY  REVENUE  VRDN:
 4.70%, 8/1/14, BPA: BANCO SANTANDER, INSUR: MBIA
                                             5,865,000     5,865,000
5.35%, 8/1/10, TOA: CITIBANK, INSUR: MBIA    2,410,000     2,410,000
INLAND  VALLEY  DEVELOPMENT  AGENCY  CALIFORNIA  TAX  ALLOCATION:
     VRDN,  3.20%,  3/1/27,  CONF:  CAL  STERS,
  LOC:  UNION  BANK  OF CALIFORNIA         10,000,000     10,000,000
LOS ANGELES  COMMUNITY  REDEVELOPMENT  MFH  REVENUE
VRDN, 5.80%, 12/1/05, LOC: BANK OF AMERICA 20,600,000     20,600,000
LOS ANGELES CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
 VRDN,  5.15%,  8/15/18, BPA:  MERRILL LYNCH, INSUR: MBIA
                                            9,600,000      9,600,000
LOS ANGELES COUNTY TAX & REVENUE ANTICIPATION NOTES, 4.00%, 6/30/00
                                           20,000,000     20,065,061
LOS  ANGELES  COUNTY  SCHOOLS  POOLED TRANSPORTATION  NOTES,
     4.00%, 9/29/00, INSUR: FSA             5,000,000      5,015,429
LOS ANGELES COUNTY  MFH  REVENUE  VRDN:
4.50% 12/1/07, CONF: FEDERAL HOME LOAN BANK 4,000,000      4,000,000
5.95% 11/1/09, LOC: INDUSTRIAL BANK OF JAPAN
                                           17,000,000     17,000,000
LOS ANGELES TRANSPORTATION COMMUNITY SALES TAX REVENUE VRDN 5.48%, 8/20/03, LOC: CREDIT SUISSE, INSUR: MBIA
                                            9,490,000      9,490,000
MARIN  COUNTY  HOUSING  AUTHORITY  MFH  REVENUE  VRDN,
4.80%, 10/15/29, LOC: MORGAN GUARANTY TRUST
                                            8,800,000      8,800,000
MIDWAY  SCHOOL  DISTRICT  COPS  VRDN,  5.05%,  2/1/23,
     LOC:  UNION BANK OF CALIFORNIA         4,965,000      4,965,000
MODESTO IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE VRDN, 5.15%, 10/1/15, BPA: SOCIETE GENERALE, INSUR: MBIA
                                           14,000,000     14,000,000
OCEANSIDE  MFH  REVENUE  VRDN,  5.55%,  8/1/17,
 SURBD: CONTINENTAL CASUALTY COMPANY 6,040,000 6,040,000 ONTARIO REVENUE VRDN, 5.15%, 10/1/26, CONF: CAL STERS,
     LOC:  UNION  BANK OF CALIFORNIA        7,770,000      7,770,000
     ORANGE COUNTY  WATER  DISTRICT  VRDN,  4.25%,  8/15/15,
     LOC: BAYER LANDSBANK                   6,200,000      6,200,000
ORANGE COUNTY MFH AUTHORITY  VRDN,  4.20%,  5/1/22,
     LOC:  BANQUE  PARIBAS                  3,600,000      3,600,000
PALMDALE  SCHOOL DISTRICT  PROJECT  LEASE  VRDN:
5.00%, 12/13/10, LOC: NATIONAL WESTMINSTER BANK
                                            3,879,999      3,880,000
5.65%, 12/13/10, LOC: NATIONAL WESTMINSTER BANK
                                            5,550,000      5,550,000
PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST CERTIFICATES VRDN, 5.91%, 10/10/01, BPA: PITNEY BOWES CREDIT, INSUR: AMBAC
                                           20,520,375     20,520,375
RIVERSIDE  COUNTY SCHOOL FINANCIAL AUTHORITY NOTES, 4.00%, 8/1/00
                                           13,415,000     13,456,322

                                              PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D               AMOUNT         VALUE
CALIFORNIA  -  CONT'D
SAN  BERNARDINO TAX AND REVENUE ANTICIPATION NOTES, 3.75% 9/29/00
                                            $18,000,00   $18,024,409
SAN  BERNARDINO  COPS  VRDN,  6.36%,  3/1/24,
LOC: BANK OF TOKYO - MITSUBISHI, LTD.        4,050,000     4,050,000
SAN  BERNARDINO  MFH  REVENUE  VRDN:
5.00%, 6/1/05, LOC: HOUSEHOLD FEDERAL SAVINGS 2,000,000    2,000,000
5.05%,  8/25/29, LOC: CHASE MANHATTAN BANK   5,520,0005    5,520,000
SAN DIEGO TAX ANTICIPATION NOTES, 4.25%, 9/29/00
                                              8,000,000    8,042,672
SAN  FRANCISCO  REDEVELOPMENT  MFH  VRDN:
4.35%,  10/1/00,  LOC:  CREDIT  SUISSE        6,230,000    6,230,000
4.35%,  10/1/01,  LOC:  CREDIT  SUISSE        2,400,000    2,400,000
4.00%,  12/1/05,  LOC:  BANK  ONE,  AZ        9,300,000    9,300,000
SAN MARCOS  IDA  VRDN,  5.11%,  12/1/20,
     LOC:  UNION  BANK  CALIFORNIA            1,465,000    1,465,000
SCHOOLS CASH  RESERVE  PROGRAM  AUTHORITY  REVENUE  NOTES,
     4.00%,  7/3/00,  INSUR:  AMBAC          37,045,000   37,131,598
STATE ECONOMIC DEVELOPMENT FINANCIAL AUTHORITY VRDN:
5.25%, 3/1/23, LOC: AMERICAN NATIONAL BANK AND TRUST
                                              3,000,000    3,000,000
STATE  REVENUE  ANTICIPATION  NOTES,  4.00%,  6/30/00
                                             14,225,000   14,273,100
STATE REVENUE ANTICIPATION NOTES VRDN, 3.20%, 12/1/32
                                              5,040,000    5,040,000
STATE  TRASPORTATION  FINANCE AUTHORITY  VRDN,  4.65%,  10/1/27,
     BPA: CREDIT SUISSE, INSUR: FSA 20,000,000 20,000,000 STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY MFH VRDN,
     5.25%  7/1/27,  LOC:  BANQUE  PARIBAS    5,070,000    5,070,000
STATEWIDE COMMUNITY DEVELOPMENT CORPORATION REVENUE VRDN, 5.50%, 6/1/19, CONF: CAL STERS, LOC: BANK OF TOKYO
                                              2,675,000    2,675,000
5.50%, 5/1/22, CONF: CAL STERS, LOC: SANWA BANK OF CALIFORNIA
                                              2,630,000    2,630,000
WATEREUSE  FINANCIAL  AUTHORITY  REVENUE  BOND VRDN, 4.65%,  5/1/28,
     BPA: CREDIT SUISSE, INSUR: FSA 17,800,000 17,800,000 VALLEJO IDA REVENUE VRDN, 5.25%, 12/1/23, LOC: WELLS FARGO BANK
                                              5,300,000    5,300,000
VICTORVILLE  MFH  REVENUE  VRDN,  6.05%,  12/1/15,
     C/LOC:  CALIFORNIA  FEDERAL  BANK        6,535,000    6,535,000

PUERTO  RICO  -  5.5%
PUERTO  RICO  ELECTRIC  POWER  AUTHORITY  GO  VRDN:
     5.16%,  7/1/16,  BPA:  MERRILL  LYNCH,  INSUR:  FSA
                                              1,760,000    1,760,000
5.16%, 7/1/19, BPA: MERRILL LYNCH, INSUR: FSA
                                              6,000,000    6,000,000
5.30%,  7/1/22,  BPA:  SOCIETE  GENERALE      7,000,000    7,000,000
PUERTO  RICO INFRASTRUCTURE  GO VRDN, 5.16%, 7/1/28,
BPA:  BANK  OF  AMERICA,  INSUR:  AMBAC       8,665,000    8,665,000


  TOTAL  INVESTMENTS  (COST  $422,915,702)  -  98.8%     422,915,702
          OTHER  ASSETS AND LIABILITIES, NET - 1.2%        5,028,925
               NET  ASSETS  -  100%                     $427,944,627

NET  ASSETS  CONSIST  OF:                                      VALUE
PAID IN CAPITAL APPLICABLE TO 428,077,051 SHARES OF BENEFICIAL INTEREST, UNLIMITED NUMBER OF NO PAR SHARES AUTHORIZED $428,077,091
UNDISTRIBUTED  NET  INVESTMENT  INCOME                           335
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS        (132,799)

               NET  ASSETS                              $427,944,627

               NET  ASSET  VALUE  PER  SHARE                   $1.00

EXPLANATION  OF  GUARANTEES:     ABBREVIATIONS:
BPA: BOND-PURCHASE  AGREEMENT    COPS: CERTIFICATES OF PARTICIPATION
CONF: CONFIRMING LETTER OF CREDIT  FGIC: FINANCIAL GUARANTY INSURANCE COMPANY
INSUR: INSURANCE                  FSA:  FINANCIAL  SECURITY  ADVISOR
LOC: LETTER  OF  CREDIT           GO:  GENERAL  OBLIGATION
C/LOC: COLLATERALIZED  LOC        IDA: INDUSTRIAL DEVELOPMENT AUTHORITY
SA: SWAP  AGREEMENT       MBIA: MUNICIPAL BOND INSURANCE ASSOCIATION
SURBD: SURETY  BOND               MFH:  MULTI-FAMILY  HOUSING
TOA: TENDER  OPTION  AGREEMENT    VRDN: VARIABLE RATE DEMAND NOTES



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                    $14,783,453

EXPENSES:
     INVESTMENT  ADVISORY  FEE                             2,175,707
     TRANSFER  AGENCY  FEES  AND  EXPENSES                   446,070
     ACCOUNTING  FEES                                         47,838
     TRUSTEES'  FEES  AND  EXPENSES                           41,049
     ADMINISTRATIVE  FEES                                     31,685
     CUSTODIAN  FEES                                          38,904
     REPORTS  TO  SHAREHOLDERS                                80,889
     PROFESSIONAL  FEES                                       15,981
     MISCELLANEOUS                                             8,944
          TOTAL  EXPENSES                                  2,887,067
          FEES  PAID  INDIRECTLY                            (63,882)
               NET  EXPENSES                               2,823,185

                    NET  INVESTMENT  INCOME               11,960,268

REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                 (17,324)

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS               $11,942,944

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                       YEAR  ENDED       YEAR  ENDED
                                     DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS      1999             1998
OPERATIONS:
     NET  INVESTMENT  INCOME          $11,960,268        $11,690,354
     NET  REALIZED  GAIN  (LOSS)          (17,324)            16,197

               INCREASE  (DECREASE)  IN  NET  ASSETS
       RESULTING  FROM  OPERATIONS      11,942,944        11,706,551

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME           (11,977,529)     (11,679,754)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                      382,201,783       466,041,563
     REINVESTMENT OF DISTRIBUTIONS      11,781,361        11,503,395
     SHARES  REDEEMED                 (403,579,178)    (360,997,804)
  TOTAL  CAPITAL SHARE TRANSACTIONS     (9,596,034)      116,547,154

TOTAL INCREASE (DECREASE) IN NET ASSETS (9,630,619)      116,573,951

NET  ASSETS
BEGINNING  OF  YEAR                    437,575,246       321,001,295
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
 OF  $335  AND $17,596, RESPECTIVELY) $427,944,627      $437,575,246

SHARE  ACTIVITY
SHARES  SOLD                           382,201,783       466,041,563
REINVESTMENT  OF  DISTRIBUTIONS         11,781,361        11,503,395
SHARES  REDEEMED                      (403,579,178)    (360,997,804)
     NET  SHARE  ACTIVITY               (9,596,034)      116,547,154


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALIFORNIA MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT TAX-FREE RESERVES (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND IS COMPRISED OF FIVE SEPARATE PORTFOLIOS. THE OPERATIONS OF EACH SERIES ARE ACCOUNTED FOR SEPARATELY. THE PORTFOLIO OFFERS SHARES OF BENEFICIAL INTEREST TO THE PUBLIC WITH NO SALES CHARGES.
SECURITY VALUATION: SECURITIES ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET.
SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME:  SECURITY  TRANSACTIONS  ARE
ACCOUNTED
FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS.
INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE EARNED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIOS' CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE
THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS: .50% ON THE FIRST $500 MILLION, .45% ON THE NEXT $500 MILLION AND .40% ON THE EXCESS OF $1 BILLION. UNDER THE TERMS
OF  THE  AGREEMENT,  $237,987  WAS  PAYABLE  AT  YEAR  END.

CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. THE FUND (EXCLUSIVE OF THE MONEY MARKET PORTFOLIO) PAYS MONTHLY AN ANNUAL FEE OF $80,000, WHICH IS ALLOCATED BETWEEN THE PORTFOLIOS BASED ON THEIR RELATIVE NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $2,677 WAS PAYABLE AT YEAR END.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE PORTFOLIO.
CALVERT SHAREHOLDER SERVICES, INC. (CSSI), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $238,646 FOR THE YEAR ENDED DECEMBER 31, 1999. UNDER THE TERMS OF THE AGREEMENT, $19,591 WAS PAYABLE AT YEAR END. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE'S FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. THE TABLE BELOW PRESENTS THE NET CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES:

     CAPITAL LOSS CARRYFORWARDS          EXPIRATION DATES
             $115,124                            12/31/03
                  351                            12/31/04
               17,324                            12/31/07
CAPITAL LOSS CARRYFORWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.

FINANCIAL  HIGHLIGHTS

                                     YEARS  ENDED
                          DECEMBER  31,  DECEMBER  31,  DECEMBER  31,
                              1999           1998           1997
NET  ASSET  VALUE,  BEGINNING    $1.00          $1.00          $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME      .028           .031           .032
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME     (.028)         (.031)        (.032)
NET  ASSET  VALUE,  ENDING       $1.00          $1.00          $1.00

TOTAL  RETURN                     2.80%          3.19%         3.28%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME      2.75%          3.13%         3.22%
     TOTAL  EXPENSES               .66%           .69%          .71%
     EXPENSES  BEFORE  OFFSETS     .66%           .67%          .66%
     NET  EXPENSES                 .65%           .65%          .65%
NET ASSETS, ENDING (IN THOUSANDS) $427,945     $437,575     $321,001



                                           YEARS  ENDED
                                         DECEMBER  31,  DECEMBER  31,
                                             1996           1995
NET  ASSET  VALUE,  BEGINNING                   $1.00          $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .031           .037
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.031)        (.037)
NET  ASSET  VALUE,  ENDING                      $1.00          $1.00
TOTAL  RETURN                                    3.17%        3.78%*
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                     3.14%         3.69%
     TOTAL  EXPENSES                              .72%          .76%
     EXPENSES  BEFORE  OFFSETS                    .69%          .76%
     NET  EXPENSES                                .68%          .75%
NET  ASSETS,  ENDING  (IN  THOUSANDS)          $346,008     $300,351


* TOTAL RETURN NUMBERS DO NOT REFLECT THE TENDER OPTION AGREEMENT. ON DECEMBER 15, 1994, THE PORTFOLIO ENTERED INTO A TENDERED OPTION AGREEMENT WITH THE ADVISOR VALUED AT $600,000 TO SECURE PAYMENT OF AN "AT RISK" INVESTMENT. ON JUNE 30, 1995, THE INVESTMENT PAID THE PORTFOLIO IN FULL AND THE OPTION EXPIRED UNUSED. THE EXPIRATION LOSS WAS APPLIED AGAINST THE ADVISOR'S CAPITAL CONTRIBUTION OF THE OPTION.

CALVERT
TAX-FREE
RESERVES
CALIFORNIA
MONEY
MARKET
PORTFOLIO





THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.




















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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND

DECEMBER  31,  1999

ANNUAL

REPORT

CALVERT  TAX-FREE  RESERVES

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

REPORT  OF  INDEPENDENT  ACCOUNTANTS
8

STATEMENT  OF
NET  ASSETS
9

STATEMENTS  OF  OPERATIONS
25

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
26

NOTES  TO
FINANCIAL  STATEMENTS
30

FINANCIAL  HIGHLIGHTS
34

DEAR  SHAREHOLDERS:

1999 WAS A VERY CHALLENGING YEAR FOR THE U.S. BOND MARKETS. ALL SEGMENTS FROM U.S. TREASURIES TO LONG MUNICIPALS SUFFERED IN A PERIOD OF RISING RATES. THE YIELD CURVE HAS FLATTENED AS SHORT-TERM RATES ROSE FASTER EACH TIME THE BENCHMARK FEDERAL FUNDS RATE ROSE.

WE HAVE BEEN WATCHFUL OF THE FED AND HAVE ANTICIPATED THE UPWARD TREND AS THEY HIKED RATES IN JUNE, AUGUST AND NOVEMBER OF 1999. EACH TIME, THE CONSENSUS WAS THAT THE INCREASES WERE ENOUGH, BUT AS WE NOW KNOW THE FED PROBABLY WILL CONTINUE TO RAISE RATES INTO EARLY 2000.

THE TREND IN INTEREST RATES CONTINUES TO BE HIGHER AND WE EXPECT TO SEE SEVERAL TIGHTENING STEPS BEING TAKEN BEFORE COMPLETING THE CURRENT CYCLE. ALTHOUGH THERE ARE SOME SIGNS OF MODERATION IN VARIOUS SECTORS OF THE ECONOMY, WE BELIEVE THE ECONOMY WILL NOT COOL DOWN UNTIL FURTHER RATE HIKES TAKE PLACE. SIGNS OF POTENTIAL INFLATION ARE BEGINNING TO CREEP BACK INTO THE ECONOMIC STATISTICS AND THESE WILL PLAY AN IMPORTANT ROLE IN THE DIRECTION OF INTEREST RATES.

OVERALL, THE ECONOMIC ENVIRONMENT IS HEALTHY ALTHOUGH MARKED WITH VOLATILITY. INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST
STRATEGIES  THAT  CAN  KEEP  YOU  ON  TRACK  TO  MEET  THESE  OBJECTIVES.

WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.






SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JANUARY  20,  2000

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO SEEKS TO EARN THE HIGHEST INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
TAX-EXEMPT
MONEY  MARKET

NASDAQ  SYMBOL
CTMXX

CUSIP  NUMBER
131620-10-6

CALVERT  TAX-FREE  RESERVES
MONEY  MARKET  PORTFOLIO

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST YEAR? SINCE THE U.S. ECONOMY CONTINUED TO EXPAND IN 1999, THE FEDERAL RESERVE FEARED THAT MORE GROWTH ALONG WITH UNEMPLOYMENT NEAR 4% COULD SPARK INFLATION. THEREFORE, THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS RATE THREE TIMES DURING THE YEAR-IN JUNE, AUGUST, AND NOVEMBER. THE FEDERAL FUNDS RATE WAS RAISED IN QUARTER-POINT INCREMENTS FROM 4.75% TO 5.50%.
WHILE STOCKS CONTINUED TO SOAR, BONDS EXPERIENCED A SEVERE BEAR MARKET THAT SAW THE ONE-YEAR TREASURY BILL YIELD RISE FROM NEAR 4.50% UP TO 6%, AND THE 30-YEAR LONG BOND YIELD RISE FROM 5% UP TO 6.5%. THE MUNICIPAL MARKET ALSO DID POORLY AS THE EFFECTS FROM THE THREE FED RATE HIKES WERE COMPOUNDED BY INVESTOR REDEMPTIONS FROM BOND FUNDS. THE ONLY SAFE HAVEN IN THE MUNICIPAL MARKET WAS IN THE VERY SHORT END OF THE MATURITY SPECTRUM.

WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
THE LACK OF SUPPLY OF NEW ISSUES IN THE MARKET KEPT TAX-FREE RATES LOW DURING MOST OF THE YEAR. THERE WERE TIMES, HOWEVER, WHEN TECHNICAL FACTORS CAUSED SHORT-TERM RATES TO SPIKE IN RELATION TO TAXABLE RATES, AND AT THESE TIMES WE ATTEMPTED TO EXTEND THE AVERAGE MATURITY OF THE FUND. THESE RATE INCREASES USUALLY OCCUR AT TAX TIME, TOWARD THE END OF SUMMER WHEN NOTE ISSUANCE PEAKS, AND AT THE END OF THE YEAR. IN 1999, WE LENGTHENED THE AVERAGE MATURITY OF THE FUND IN APRIL AND AT THE END OF THE SUMMER WHEN HIGHER RATES COULD BE FOUND. HOWEVER, THE END OF THE YEAR SURGE IN RATES ONLY APPLIED TO THE SHORTEST
MATURITY ISSUES. WE WERE NOT BEING COMPENSATED FOR EXTENDING BEYOND FEBRUARY 2000, IN LIGHT OF THE MARKET'S GENERAL PERCEPTION THAT THE FEDERAL RESERVE WOULD SOON RESUME RAISING RATES.

HOW  DID  THE  FUND  PERFORM?
THE MONEY MARKET PORTFOLIO'S CLASS O SHARES TOTAL RETURN FOR THE YEAR ENDING DECEMBER 31, 1999 WAS 3.04%. THIS WAS ABOVE THE 2.68% TOTAL RETURN FOR THE AVERAGE TAX-EXEMPT MONEY MARKET FUND TRACKED BY LIPPER ANALYTICAL SERVICES, INC.

WHAT  IS  YOUR  OUTLOOK?
WE FEEL THE FEDERAL RESERVE WILL LIKELY RAISE RATES AGAIN IN THE COMING MONTHS IN ORDER TO PREVENT INFLATION FROM GAINING A FOOTHOLD. ADDITIONALLY, SINCE TAX-FREE MONEY MARKET RATES TEND TO BE LOWER AT THE START OF THE YEAR DUE TO MONEY FLOWING INTO THE MARKET, WE WILL BIDE OUR TIME UNTIL MUNICIPAL RATES BECOME ATTRACTIVE RELATIVE TO TAXABLE RATES AND WE HAVE A CLEARER PICTURE OF

THE FEDERAL RESERVE'S INTENTIONS. WE WILL THEN BEGIN TO CONSIDER PURCHASING LONGER MATURITY ISSUES.

JANUARY  20,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
12.31.99     35  DAYS
12.31.98     61  DAYS

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99

[INSERT  PIE  CHART  HERE]

ALL SECURITIES IN CALVERT GROUP MONEY MARKET FUNDS ARE ELIGIBLE SECURITIES UNDER RULE 2A-7 OF THE INVESTMENT COMPANY ACT OF 1940. FIRST TIER SECURITIES ARE ELIGIBLE SECURITIES RATED IN THE HIGHEST RATING CATEGORY
FOR  SHORT-TERM  DEBT
OBLIGATIONS  BY  AT  LEAST
TWO OF THE NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS. SECOND TIER SECURITIES ARE ELIGIBLE SECURITIES NOT IN THE FIRST TIER.

COMPARATIVE  MONTH-END  YIELDS

                                           IBC'S GENERAL
                              CTFR      PURPOSE TAX-FREE
                         MONEY MARKET      MONEY  MARKET
                            CLASS  O          AVERAGES
12.31.99                      3.61%                3.23%
11.30.99                      3.26%                3.00%
10.31.99                      3.17%                2.81%
9.30.99                       3.04%                2.80%
8.31.99                       2.84%                2.58%
7.31.99                       2.78%                2.50%
6.30.99                       2.91%                2.67%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE INFORMATION REPRESENTS CLASS O SHARES. THE VALUE OF AN INVESTMENT IN INSTITUTIONAL CLASS OR CLASS T SHARES WOULD BE DIFFERENT.
SOURCES: IBC'S MONEY FUND REPORT, IBC FINANCIAL DATA INC. AND LIPPER ANALYTICAL SERVICES INC.

CLASS  O
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR        3.04%
5  YEAR        3.40%
10  YEAR       3.63%
INCEPTION      4.67%
(3.04.81)

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
SHORT-TERM
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
CTFLX

CUSIP  NUMBER
131620-20-5

CALVERT  TAX-FREE  RESERVES  LIMITED-TERM  PORTFOLIO

WHAT  WAS  YOUR  STRATEGY  DURING  THE  PERIOD?
WITH LITTLE SUPPLY OF NEW ISSUES IN THE FIRST HALF OF 1999, SHORT-TERM MUNICIPAL RATES REMAINED LOW IN RELATION TO TAXABLE RATES. SINCE TAXABLE RATES HAD BEGUN RISING WITH THE MARKET'S PERCEPTION THAT THE FEDERAL RESERVE WOULD HIKE RATES, WE KNEW MUNICIPAL RATES WOULD FOLLOW WHEN AMPLE SUPPLY ARRIVED. IN AUGUST, SHORT MUNICIPAL RATES STARTED TO RISE, AND WHEN THE FED HIKED RATES THREE TIMES, TAX-EXEMPT RATES CONTINUED TO CLIMB UNTIL YEAR-END. DURING THIS TIME, THE FUND RECEIVED INFLOWS OF CASH FROM INVESTORS. THIS WAS IDEAL, SINCE WE HAD BEGUN LENGTHENING THE AVERAGE MATURITY OF THE FUND AND WERE ABLE TO BUY SECURITIES AT LOWER PRICES.
HOW  DID  THE  FUND  PERFORM?
THE FUND OUTPERFORMED ALL SHORT, INTERMEDIATE, AND LONG TERM TAX-EXEMPT FIXED INCOME TOTAL RETURN AVERAGES IN 1999. THE FUND'S ONE YEAR TOTAL RETURN WAS 2.86%; COMPARED TO A 1.69% RETURN FOR THE AVERAGE SHORT TERM-MUNICIPAL FUND TRACKED BY LIPPER ANALYTICAL SERVICES, INC.

COMPARATIVE  INVESTMENT  PERFORMANCE



                  CTFR            LIPPER  SHORT          LEHMAN
                LIMITED-TERM     MUNICIPAL  DEBT     MUNICIPAL  BOND
                PORTFOLIO        FUNDS  AVERAGE         INDEX  TR
6  MONTH          1.49%               0.96%               (1.17%)
1  YEAR           2.86%               1.69%               (2.06%)
5  YEAR*          4.06%               4.32%                 6.91%
10  YEAR*         4.46%               4.69%                 6.89%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
*  AVERAGE  ANNUAL  RETURN
WHAT  IS  YOUR  OUTLOOK?
WE CONTINUE TO BELIEVE THE FEDERAL RESERVE WILL RAISE RATES FURTHER AS IT TRIES TO KEEP THE ECONOMY FROM OVERHEATING. ACCORDINGLY, WE WILL CONCENTRATE ON KEEPING THE PORTFOLIO LIQUID SO WE CAN INVEST IN HIGHER YIELDING SECURITIES, WHILE WATCHING FOR SIGNS THAT RATE HIKES INDEED ACCOMPLISH THE FED'S GOAL OF SLOWING ECONOMIC GROWTH TO A SUSTAINABLE LEVEL.

JANUARY  20,  2000
PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.


PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND  YIELD
12.31.99     3.90%
12.31.98     3.58%

30  DAY  SEC  YIELD
12.31.99     3.85%
12.31.98     3.07%

WEIGHTED
AVERAGE  MATURITY
12.31.99     307  DAYS
12.31.98     283  DAYS

EFFECTIVE  DURATION
12.31.99     311  DAYS
12.31.98     253  DAYS

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99

[INSERT  PIE  CHART  HERE]

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR      1.81%
5  YEAR      3.84%
10  YEAR      4.35%
INCEPTION      5.86%
(3.04.81)

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF PORTFOLIO'S MAXIMUM FRONT-END SALES CHARGE OF 1.00%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[INSERT  LINE  GRAPH  HERE]

EMMETT  LONG  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
LONG-TERM
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
CTTLX

CUSIP  NUMBER
131620-30-4

CALVERT  TAX-FREE  RESERVES
LONG-TERM  PORTFOLIO

HOW  WOULD  YOU  CHARACTERIZE  THE  INVESTMENT  CLIMATE  OVER  THE  PAST  YEAR?
THE INVESTMENT CLIMATE FOR THE FIRST SIX-MONTHS WAS EXTREMELY CHALLENGING, AND 1999 WAS ONE OF THE WORST FIXED-INCOME MARKETS IN RECENT DECADES. WE POSITIONED THE FUND NEUTRAL TO OUR BENCHMARK AS INTEREST RATES GRADUALLY ROSE. WHEN THE FEDERAL RESERVE FINALLY RAISED RATES AT THE END OF JUNE, THE IMMEDIATE REACTION WAS THAT THIS ACTION WOULD BE SUFFICIENT. NEW ECONOMIC DATA SHOWING AN ECONOMY IN OVERDRIVE PROVED OTHERWISE.

WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
EARLY IN THE SECOND QUARTER, WE BEGAN SHORTENING THE DURATION OF THE FUND AS IT BECAME CLEAR THAT INTEREST RATES WERE MOVING HIGHER, AND OUR PERFORMANCE WOULD BE HURT IN A RISING RATE ENVIRONMENT. THIS STRATEGY STARTED TO SHOW RESULTS AS THE SUMMER APPROACHED AND RATES CONTINUED TO RISE, WITH INTERMITTENT PAUSES. AS THE YEAR PROGRESSED, SO DID THE FUND'S GOOD FORTUNE, AS MEASURED AGAINST ITS BENCHMARK.

HOW  DID  THE  FUND  PERFORM?
THE FUND OUTPERFORMED THE LIPPER AVERAGE BOTH AT THE SIX-MONTH MARK (-2.60% VS. -2.87%), AND AT YEAR'S END ON DECEMBER 31, 1999, WHEN THE FUND RETURNED -4.52%, SLIGHTLY BETTER THAN THE LIPPER AVERAGE OF -4.63%.

COMPARATIVE  INVESTMENT  PERFORMANCE

                    CTFR         LIPPER GENERAL          LEHMAN
                 LONG-TERM       MUNICIPAL DEBT      MUNICIPAL BOND
                  PORTFOLIO      FUNDS AVERAGE          INDEX TR
6  MONTH           (2.60%)          (2.87%)              (1.17%)
1  YEAR            (4.52%)          (4.63%)              (2.06%)
5  YEAR*            5.36%            5.76%                6.91%
10  YEAR*           5.91%            6.18%                6.89%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
*  AVERAGE  ANNUAL  RETURN

WHAT  IS  YOUR  OUTLOOK?
AS WE START THE YEAR 2000, WE ANTICIPATE FURTHER RATE HIKES BY THE FED. WE WILL CONTINUE TO BE VIGILANT IN OUR APPROACH TO MANAGING THE DURATION OF THE FUND. FOR THE NEAR TERM WE WILL MAINTAIN A DEFENSIVE POSTURE AND TRY TO GENERATE THE MOST TAX-FREE INCOME AS POSSIBLE. WE WILL EVALUATE OUR POSITIONS WHEN WE FEEL
THAT  THE  FED  HAS  COMPLETED  ITS  WORK.
JANUARY  20,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.

PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND YIELD
12.31.99     4.53%
12.31.98     4.58%

30  DAY  SEC  YIELD
12.31.99     4.68%
12.31.98     4.10%

WEIGHTED
AVERAGE  MATURITY
12.31.99     15 YEARS
12.31.98     16 YEARS

EFFECTIVE  DURATION
12.31.99     14.34 YEARS
12.31.98      8.75 YEARS

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99

[INSERT  PIE  CHART  HERE]

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR      (8.07%)
5  YEAR       4.55%
10  YEAR      5.50%
INCEPTION     7.18%
(8.23.83)

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[INSERT  LINE  GRAPH  HERE]

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO  THE  BOARD  OF  TRUSTEES  AND  SHAREHOLDERS  OF  CALVERT  TAX-FREE RESERVES:


IN OUR OPINION, THE ACCOMPANYING STATEMENTS OF NET ASSETS AND THE RELATED STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT TAX-FREE RESERVES MONEY MARKET, LIMITED-TERM, AND LONG-TERM PORTFOLIOS (THREE PORTFOLIOS COMPRISING CALVERT TAX-FREE RESERVES, HEREINAFTER REFERRED TO AS THE "FUNDS"), AT DECEMBER 31, 1999, THE RESULTS OF EACH OF THEIR OPERATIONS, THE CHANGES IN EACH OF THEIR NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE FISCAL PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUNDS' MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  11,  2000

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999
                                           PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.6%             AMOUNT            VALUE
ALABAMA  -  2.6%
ATHENS IDA REVENUE VRDN, 7.20%, 6/1/05, LOC: TOKAI BANK, LTD.
                                           $3,500,000     $3,500,000
CALHOUN  COUNTY  ECONOMIC  DEVELOPMENT  COUNCIL  REVENUE
 VRDN, 5.70%, 3/1/18, LOC: FNB BOSTON       3,900,000      3,900,000
HALEYVILLE  IDA  REVENUE  VRDN,  5.70%,  11/1/04,
     LOC:  COLUMBUS  BANK  &  TRUST         1,240,000      1,240,000
MFH  REVENUE  VRDN,
  5.60%, 4/1/14, LOC: SOUTHTRUST BANK, AL     765,000        765,000
  5.60%, 9/1/20, LOC: SOUTHTRUST BANK, AL   2,995,000      2,995,000
MOBILE SPRING HILL MEDICAL CLINIC REVENUE VRDN, 5.60%, 2/1/11,
     LOC:  AMSOUTH  BANK                    3,240,000      3,240,000
MONTGOMERY  IDA  REVENUE  VRDN,
  6.05%, 9/1/04, LOC: SOUTHTRUST BANK       2,285,000      2,285,000
  5.70%, 3/1/23, LOC: SOUTHTRUST BANK       3,190,000      3,190,000
NORTHPOINT  MFH  REVENUE  VRDN,
  5.70%, 9/3/15, LOC: AMSOUTH BANK          2,055,000      2,055,000
  5.60%, 7/1/18, LOC: AMSOUTH BANK          5,490,000      5,490,000
STATE  IDA  REVENUE  VRDN,
  5.70%, 11/1/14, LOC: SOUTHTRUST BANK, AL  6,295,000      6,295,000
  5.70%, 1/1/15, LOC: FLEET BANK            1,175,000      1,175,000
WYNLAKES  GOVERNMENT  UTILITY  AUTHORITY  REVENUE  VRDN,
  6.05%, 5/1/06, LOC: AMSOUTH BANK          4,000,000      4,000,000

ARIZONA  -  1.8%
APACHE  COUNTY  IDA  REVENUE  VRDN,  5.45%,  12/15/18,
     LOC:  BANK  OF  NEW  YORK              4,600,000      4,600,000
PINAL  COUNTY  IDA  REVENUE  VRDN,  5.50%,  12/1/05,
     LOC: INDUSTRIAL BANK OF JAPAN 10,000,000 10,000,000 PRESCOTT IDA REVENUE VRDN, 4.60%, 12/1/14,
     GA:  HOUSEHOLD  FINANCE  CORP.         8,000,000      8,000,000
SANTA  CRUZ  IDA  REVENUE  VRDN, 4.30%, 3/16/00
                                            5,000,000      5,000,000

ARKANSAS  -  0.9%
ARKADELPHIA  IDA  REVENUE  VRDN,  5.55%,  4/1/11,
     LOC:  DEN  DANSKE  BANK                4,000,000      4,000,000
GREENE COUNTY IDA REVENUE VRDN, 5.70%, 8/1/09
                                            4,200,000      4,200,000
WARREN  SOLID  WASTE  DISPOSAL  REVENUE  VRDN,  5.50%,  4/1/12,
     LOC:  FNB  CHICAGO                     5,150,000      5,150,000

CALIFORNIA  -  5.1%
INLAND  VALLEY  DEVELOPMENT  AGENCY  TAX  ALLOCATION  VRDN,
  3.20%, 3/1/27, C/LOC: CAL STERS, LOC: UNION BANK, CALIFORNIA.
                                           34,485,000     34,485,000
LOS  ANGELES  COUNTY  REDEVELOPMENT  AGENCY  MFH  REVENUE
     VRDN,  5.80%,  12/1/05,  LOC:  INDUSTRIAL  BANK OF JAPAN
                                            1,995,000      1,995,000
STATE PUBLIC CAPITAL IMPORTS FINANCING AUTHORITY REVENUE VRDN,
     5.75%,  3/1/18,  BPA:  BANK  OF  NEW YORK, MBIA INSURED
                                           43,860,000     43,860,000

                                          PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D           AMOUNT             VALUE
COLORADO  -  2.0%
BOULDER  COUNTY  MFH  REVENUE  VRDN,  5.80%,  12/25/31,
     LOC:  CHASE  MANHATTAN               $8,564,000      $8,564,000
CENTRAL  CITY  MFH  REVENUE  VRDN,  5.80%,  12/25/30,
     LOC:  TEXAS  COMMERCE  BANK           3,194,000       3,194,000
FORT  COLLINS  MFH  REVENUE  VRDN,
5.80%, 11/25/30, LOC: TEXAS COMMERCE BANK  7,950,000       7,950,000
5.80%, 12/25/31, LOC: CHASE MANHATTAN      6,509,000       6,509,000
LAKEWOOD  IDA  REVENUE  VRDN,  5.70%,  8/1/07,
     LOC:  WEST  ONE  BANK                 2,070,000       2,070,000
PITKIN  COUNTY  IDA  REVENUE  VRDN,  4.75%,  4/1/16,
     LOC:  FNB  CHICAGO                    3,000,000       3,000,000

CONNECTICUT  -  0.3%
CONNECTICUT  STATE  HEALTH  AND  EDUCATION  FACILITIES  AUTHORITY
     REVENUE  VRDN,  5.50%,  7/1/33        4,200,000       4,200,000

DISTRICT  OF  COLUMBIA  -  1.5%
MUNICIPAL  TRUST  RECEIPTS,
6.00%, 6/1/03, LOC: CREDIT SUISSE, FSA INSURED
                                           5,300,000       5,300,000
6.00%,  7/27/03,  LOC:  CREDIT  SUISSE,  AMBAC  INSURED
                                          10,900,000      10,900,000
     6.00%,  6/1/05,  LOC:  CREDIT  SUISSE,  MBIA  INSURED
                                           7,710,000       7,710,000

FLORIDA  -  2.4%
CAPITAL  PROJECTS  FINANCIAL  AUTHORITY  REVENUE  VRDN,
5.45%, 8/1/17, BPA:CREDIT SUISSE, FSA INSURED
                                             800,000         800,000
DUVAL  COUNTY  MFH  REVENUE  VRDN,
5.85%,  7/1/25,  LOC:  HOUSEHOLD  FINANCIAL  CORP.
                                           3,950,000       3,950,000
HOUSING  FINANCE  AGENCY  REVENUE  VRDN,  5.50%,  7/1/23,
CONFIRMING LOC: COMMERZE BANK, AG, LOC: HELLER FINANCIAL
                                           8,800,000       8,800,000
ORANGE  COUNTY  HEALTH  FACILITIES  AUTHORITY  REVENUE  VRDN,
5.97%, 3/27/06, LOC: CREDIT SUISSE, MBIA INSURED
                                           2,600,000       2,600,000
5.97%, 10/1/06, LOC: CREDIT SUISSE, MBIA INSURED
                                           6,880,000       6,880,000
5.97%, 10/1/08, LOC: CREDIT SUISSE, MBIA INSURED
                                           4,000,000       4,000,000
SUNRISE  UTILITIES  SYSTEMS  REVENUE  VRDN,  5.50%,  10/1/15,
     TOA:  CITIBANK,  AMBAC  INSURED       6,985,000       6,985,000
VOLUSIA  COUNTY  MFH  REVENUE  VRDN,  4.90%,  9/1/05,
     LOC:  AMSOUTH  BANK                   4,000,000       4,000,000

GEORGIA  -  11.4%
ATHENS  MFH  REVENUE  VRDN,  5.375%,  8/1/05,  CONFIRMING  LOC:
FNB  CHICAGO,  LOC:  FIRST  BANK,  NA      2,000,000       2,000,000
COLUMBUS  DOWNTOWN  DEVELOPMENT  AUTHORITY  REVENUE
VRDN,  5.70%,  8/1/15,  LOC:  COLUMBUS  BANK  &  TRUST
                                           7,625,000       7,625,000
FRANKLIN  COUNTY  INDUSTRIAL  BUILDING  AUTHORITY  REVENUE  VRDN,
5.7%, 1/1/07, LOC: COMERICA BANK           2,280,000       2,280,000
FULTON  COUNTY  SCHOOL  DISTRICT  EAGLE  TRUST  REVENUE  VRDN,
     3.50%,  1/1/21,  TOA:  CITIBANK      10,000,000       9,983,823
JACKSON  COUNTY  IDA  REVENUE  VRDN,  6.05%,  12/1/24,
     LOC:  BARCLAYS  BANK,  PLC.           2,460,000       2,460,000

                                               PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
GEORGIA  -  CONT'D
MUNICIPAL  GAS  AUTHORITY  REVENUE  VRDN,
6.50%,  2/1/07  LOC:  ABN  AMRO  BANK       $42,000,000  $41,996,818
6.50%,  11/1/07  LOC:  BANK  OF  AMERICA     62,830,000   62,827,790
6.50%,  1/1/08  LOC:  BANK  OF  AMERICA      44,700,000   44,700,000
STATE RESIDENTIAL FINANCIAL AUTHORITY REVENUE VRDN, 3.85%, 3/1/00,
     TOA:  CITIBANK,  AMBAC  INSURED          2,390,000    2,390,000
WARNER  ROBINS  DOWNTOWN  DEVELOPMENT  AUTHORITY  REVENUE
     VRDN,  5.70%,  9/1/34,  LOC:  COLUMBUS  BANK  &  TRUST
                                              1,300,000    1,300,000

HAWAII  -  0.6%
STATE  DEPARTMENT  BUDGET  AND  FINANCE  VRDN,  5.50%,  12/1/21,
     LOC:  UNION  BANK  OF  CALIFORNIA        9,600,000    9,600,000

ILLINOIS  -  6.2%
ARLINGTON  HEIGHTS  MFH  REVENUE  VRDN,  6.30%,  5/1/24,
     LOC:  HELLER  FINANCIAL                  4,230,000    4,230,000
CHICAGO  MUNICIPAL  TRUST  RECEIPTS  VRDN,  5.97%,  1/1/18,
LOC:  CREDIT  SUISSE,  AMBAC  INSURED         2,900,000    2,900,000
CHICAGO  PARK  DISTRICT  TAX  ANTICIPATION  WARRANTS,
     4.375%,  9/15/00                        10,000,000   10,051,132
CITY OF AURORA, KANE, DUPAGE, WILL AND KENDALL COUNTIES HEALTHCARE REVENUE BONDS, 5.99%, 7/1/30 7,200,000 7,200,000
EDUCATIONAL  FACILITIES  AUTHORITY  REVENUE  VRDN,  4.25%,  9/30/12,
     LOC:  BANK  OF  OHIO                     2,245,000    2,245,000
ELGIN  IDA  REVENUE  VRDN,  5.67%,  9/1/16, LOC: LASALLE BANK
                                              3,800,000    3,800,000
FULTON  IDA  REVENUE  VRDN,  5.7%,  4/1/12,
     LOC:  FIRSTAR  BANK,  MILWAUKEE          7,500,000    7,500,000
GALESBURG  KNOX  COLLEGE  PROJECT  REVENUE  VRDN,  5.45%,  3/1/31,
     LOC:  LASALLE  BANK                      4,000,000    4,000,000
HOUSING  DEVELOPMENT  AUTHORITY  REVENUE  VRDN,
     3.40%,  3/2/00,  LOC:  BEAR  STEARNS  CAPITAL  MARKETS
                                             10,520,000   10,520,000
7.15%, 2/1/24, LOC: SUMITOMO BANK, LTD.       4,890,000    4,890,000
IDA  REVENUE  VRDN
     6.05%,  9/2/05,  LOC:  AMERICAN  NATIONAL  BANK  & TRUST
                                              1,600,000    1,600,000
5.65%, 9/1/26, LOC: FIRSTAR  BANK, MILWAUKEE  2,162,500    2,162,500
     5.35%,  6/1/29,  LOC:  HARRIS  TRUST     7,500,000    7,500,000
     5.60%,  5/1/32                          23,325,000   23,325,000
ROCKFORD  ECONOMIC  DEVELOPMENT  REVENUE  VRDN,  4.20%,  12/1/10,
     LOC:  BANQUE  PARIBAS                    2,160,000    2,160,000
WINNEBAGO  COUNTY  IDA  REVENUE  VRDN,  5.86%,  12/1/06,
     LOC:  BANK  OF  NOVA  SCOTIA             2,280,000    2,280,000

INDIANA  -  1.4%
FRANKFORT  ECONOMIC  IDA  REVENUE  VRDN,  7.15%,  1/1/23,
     LOC:  DAI-ICHI  KANGYO  BANK             4,400,000    4,400,000
HEALTH  FACILITIES  FINANCING  AUTHORITY  REVENUE  VRDN,
     5.50%,  1/1/12,  LOC:  COMERICA  BANK      500,000      500,000
PORTAGE INDUSTRIAL POLLUTION CONTROL REVENUE VRDN, 6.80%, 5/1/18,
  LOC:  BANK  OF  TOKYO-MITSUBISHI,  LTD.     5,150,000    5,150,000

                                               PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
INDIANA  -  CONT'D
SHELBYVILLE  IDA  REVENUE  VRDN,  7.15%,  9/1/06,
  LOC:  INDUSTRIAL  BANK  OF  JAPAN          $7,550,000   $7,550,000
SOUTH  BEND  MFH  REVENUE  VRDN,  5.80%,  10/1/09,
     LOC:  FHLB-INDPLS                        4,360,000    4,360,000

IOWA  -  0.1%
DAVENPORT  IDA  REVENUE  VRDN,  5.85%,  12/1/06,
     LOC:  BANK  OF  NOVA  SCOTIA             1,600,000    1,600,000

KENTUCKY  -  2.1%
CARROLL  COUNTY  SOLID  WASTE  IDA  REVENUE  VRDN,  5.95%,  5/1/27,
     LOC:  BANCO  BILBAO  VIZCAYA             5,951,000    5,951,000
GLASGOW  IRB  VRDN,  5.775%,  6/1/20,
LOC:  BANK  OF  TOKYO-MITSUBISHI,  LTD.       4,400,000    4,400,000
HANCOCK  COUNTY  IDA  REVENUE  VRDN,  5.70%,  6/1/12,
     LOC:  CHASE  MANHATTAN                   4,340,000    4,340,000
HOPKINSVILLE  IDA  REVENUE  VRDN,  7.15%,  4/1/04,
     LOC:  DAI-ICHI  KANGYO  BANK             8,500,000    8,500,000
STATE  FINANCIAL  IDA  REVENUE  VRDN,  5.40%,  2/1/08,
     LOC:  NATIONAL  CITY  BANK               1,000,000    1,000,000
STATE  INTERLOCAL  SCHOOL  TRANSPORTATION  ASSOCIATION  TAX  AND
     REVENUE  ANTICIPATION  NOTES  COPS,  4.00%,  6/30/00
                                              8,000,000    8,017,076

LOUISIANA  -  5.7%
CADDO-BOSSIER  PARISHES  PORT  REVENUE  VRDN,  5.70%,  1/1/28,
     LOC:  FIRST  REGIONS  BANK               3,930,000    3,930,000
JEFFERSON  PARISH  IDA  REVENUE  VRDN,  4.85%,  6/1/24
                                              2,600,000    2,600,000
NEW  ORLEANS  AVIATION  BOARD  REVENUE  VRDN,  5.40%,  8/5/15,
BPA: CREDIT LOCAL DE FRANCE, MBIA INSURED 15,250,000 15,250,000 NEW ORLEANS LEVEE DISTRICT REVENUE VRDN, 6.25%, 10/1/17,
     LOC:  FUJI  BANK,  LTD.                 24,155,000   24,155,000
PUBLIC  FACILITIES  AUTHORITY  REVENUE  VRDN
     3.60%,  3/1/00,  BPA:  BANK  OF  OHIO,  AMBAC  INSURED
                                             10,000,000    9,985,886
     5.50%, 12/1/00, BPA: BANQUE NATIONAL DE PARIS, MBIA INSURED
                                              7,000,000    7,000,000
     5.90%,  12/1/14,  LOC:  REGIONS  BANK    2,660,000    2,660,000
5.60%,  9/1/28,  CONF:  BANK OF NEW YORK, LOC: HIBERNIA
                                             23,000,000   23,000,000

MARYLAND  -  1.1%
BALTIMORE  IDA  REVENUE  VRDN,  5.65%,  8/1/16,
LOC: BAYERISHE LANDESBANK GIROZENTRALE       17,500,000   17,500,000

MASSACHUSETTS  -  0.3%
HUDSON  IDA  REVENUE  VRDN,  4.40%,  10/1/13,  LOC:  FNB BOSTON
                                                950,000      950,000
STATE  INDUSTRIAL  FINANCE  AUTHORITY  REVENUE  VRDN,
     4.40%,  8/1/14,  LOC:  FNB  BOSTON       4,200,000    4,200,000

MICHIGAN  -  2.3%
SAULT SAINTE MARIE TRIBE BUILDING REVENUE VRDN, 4.36%, 6/1/03,
 LOC:  FIRST  OF  AMERICA  BANK,  MI          3,955,000    3,955,000

                                               PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
MICHIGAN  -  CONT'D
STATE  HOSPITAL  AUTHORITY  REVENUE  VRDN,  3.30%,  12/1/03,
LOC: BEAR STEARNS CAPITAL MARKETS, FSA INSURED
                                            $11,970,000  $11,970,000
STATE STRATEGIC FUND ECONOMIC DEVELOPMENT LO REVENUE VRDN, 4.75%, 9/1/30, LOC: BARCLAYS BANK, PLC. 4,000,000 4,000,000
7.00%,  11/1/09,  LOC:  TOKAI  BANK,  LTD.    9,000,000    9,000,000
7.15%,  9/1/08,  LOC: DAI-ICHI KANGYO BANK    6,800,000    6,800,000

MINNESOTA  -  2.3%
CLOQUET  INDUSTRIAL  FACILITIES  REVENUE  VRDN, 5.50%, 4/1/29
                                              6,900,000    6,900,000
COTTAGE  GROVE  POLLUTION  CONTROL  BOARD  REVENUE
     VRDN,  4.43%,  8/1/12                    1,100,000    1,100,000
DULUTH  ECONOMIC  DEVELOPMENT  REVENUE  VRDN,  4.70%,  6/1/19,
     LOC:  CREDIT  LOCAL  DE  FRANCE          8,000,000    8,000,000
HUBBARD  COUNTY  SOLID  WASTE  DISPOSAL  REVENUE
VRDN,  5.50%,  8/1/14,  LOC:  WACHOVIA  BANK  &  TRUST
                                              8,000,000    8,000,000
MINNEAPOLIS  COMMUNITY  DEVELOPMENT  AGENCY  REVENUE
VRDN, 7.20%, 2/1/12, LOC: SUMITOMO BANK, LTD.
                                             11,855,000   11,855,000

MISSISSIPPI  -  0.4%
BUSINESS  FINANCIAL  CORP.  IDA  REVENUE  VRDN,
5.70%,  6/1/06,  LOC: FIRST UNION BANK, NC    3,675,000    3,675,000
5.70%,  6/1/07,  LOC:  DEPOSIT  GUARANTY      1,900,000    1,900,000

MISSOURI  -  1.9%
JACKSON  COUNTY  IDA  REVENUE  VRDN,  4.85%,  11/1/16,
     LOC:  COMMERCE  BANK                     2,500,000    2,500,000
KANSAS CITY AIRPORT REVENUE BONDS, 5.00%, 9/1/00, FSA INSURED
                                              3,520,000    3,547,267
KANSAS  CITY  MFH  REVENUE  VRDN,  5.35%,  6/1/15,
     LOC:  HUNTINGTON  NATIONAL  BANK         6,505,000    6,505,000
ST.  LOUIS  IDA  REVENUE  VRDN,  7.50%,  1/1/21,
     LOC: BANCA NAZIONALE DEL LAVORO 9,300,000 9,300,000 STATE IDA REVENUE VRDN, 5.70%, 9/1/08,
     LOC:  MORGAN  GUARANTY  TRUST            4,000,000    4,000,000
STATE  MFH  REVENUE  VRDN,  5.80%,  12/25/30,
     LOC:  TEXAS  COMMERCE  BANK              4,000,000    4,000,000

NEBRASKA  -  0.3%
IDA  REVENUE  VRDN,  7.15%,  12/1/04,  LOC:  SANWA BANK, LTD.
                                              4,000,000    4,000,000

NEW  HAMPSHIRE  -  0.3%
STATE  BUSINESS  FINANCE  AUTHORITY  REVENUE  VRDN,  5.70%, 12/1/17,
     LOC:  FIRSTAR  BANK  MILWAUKEE           5,500,000    5,500,000

NEW  YORK  -  7.5%
MUNICIPAL  SECURITIES  TRUST  CERTIFICATES  REVENUE  VRDN,
4.00%, 6/26/11, BPA: BEAR STEARNS CAPITAL MARKETS, FGIC INSURED
                                             35,730,000   35,730,000
3.43%, 5/11/13, BPA: BEAR STEARNS CAPITAL MARKETS, AMBAC INSURED
                                             35,180,000   35,148,632
3.48%, 9/1/27, LOC: BEAR STEARNS CAPITAL MARKETS, FSA INSURED
                                             10,000,000   10,000,000
NEW  YORK  CITY  GO VRDN, 4.75%, 8/1/21, LOC: CHASE MANHATTAN
                                              5,590,000    5,590,000

                                               PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
NEW  YORK  -  CONT'D
NEW  YORK  CITY  IDA  REVENUE  VRDN,  6.75%,  11/1/15,
 LOC:  INDUSTRIAL  BANK  OF  JAPAN          $28,600,000  $28,600,000
NEW  YORK  CITY  REVENUE  ANTICIPATION  NOTES,  5.75%,  4/14/2000,
BPA:  BANK  OF  NEW  YORK                     1,000,000    1,000,000

NEVADA  -  0.2%
HENDERSON  PUBLIC  IMPROVEMENT  TRUST  REVENUE
VRDN,  5.67%, 4/1/07, LOC: BANK OF AMERICA    2,900,000    2,900,000

NORTH  CAROLINA  -  2.5%
PERSON COUNTY IDA & POLLUTION CONTROL FINANCE AUTHORITY REVENUE
VRDN,  5.70%,  11/1/19                       25,150,000   25,150,000
STATE  MUNICIPAL  POWER  AGENCY  REVENUE  VRDN,  4.00%,  2/1/00,
BPA:  LANDESBANK HESSEN-TH, MBIA INSURED     13,000,000   13,000,000

NORTH  DAKOTA  -  0.4%
TRAILL  COUNTY  SOLID  WASTE  DISPOSAL  REVENUE  VRDN, 5.70%, 3/1/13
                                              5,750,000    5,750,000

OHIO  -  1.0%
CLEVELAND  PUBLIC  POWER  SYSTEM  REVENUE  VRDN,  3.55%,  11/15/18,
BPA: COMMERZE BANK, AG, MBIA INSURED 4,995,000 4,995,000 PIQUA IDA REVENUE VRDN, 6.00%, 10/1/11, LOC: SANWA BANK, LTD.
                                              5,800,000    5,800,000
STATE  MFH  REVENUE  VRDN,  5.80%,  12/25/29, LOC: CHASE MANHATTAN
                                              5,370,000    5,370,000

OKLAHOMA  -  0.7%
HOUSING  FINANCE  AUTHORITY  REVENUE  VRDN,  5.75%,  12/1/05,
C/LOC:  BINGHAMPTON  SAVINGS  BANK            5,900,000    5,900,000
TULSA  IDA  REVENUE  VRDN,  4.20%,  11/1/14,
LOC:  ST.  JOHN'S  MEDICAL  CTR.              5,000,000    5,000,000

PENNSYLVANIA  -  2.2%
DELAWARE  COUNTY  AUTHORITY  REVENUE  VRDN,  5.55%,  7/1/14,
LOC:  PNC  BANK  NA                           8,400,000    8,400,000
MONTGOMERY  COUNTY  IDA  REVENUE  VRDN,  5.35%,  12/1/13,
LOC:  PNC  BANK  NA                             150,000      150,000
MUNICIPAL SECURITIES TRUST CERTIFICATES REVENUE VRDN, 3.50%, 2/1/03,
BPA:  BEAR  STEARNS  CAPITAL  MARKETS,  AMBAC  INSURED
                                             10,725,000   10,725,000
PHILADELPHIA  MFH  REDEVELOPMENT  AUTHORITY  REVENUE  VRDN,
5.80%,  12/1/09,  LOC:  HONG  KONG  SHANGHAI  BANK
                                              2,950,000    2,950,000
STATE  HIGHER  EDUCATION  FACILITIES  AUTHORITY  REVENUE  VRDN,
     5.50%,  1/1/26,  LOC:  BAYERISHE  LANDESBANK  GIROZENTRALE,
     BPA:  MORGAN  GUARANTY  TRUST           10,000,000   10,000,000
WEST  CORNWALL  TOWNSHIP  MUNICIPAL  AUTHORITY  REVENUE  VRDN,
5.50%,  3/1/16,  LOC:  CORESTATES             1,710,000    1,710,000

SOUTH  CAROLINA  -  1.0%
DORCHESTER  COUNTY  IDA  REVENUE  VRDN,  4.80%,  10/1/24,
LOC:  BAYERISCHE  VEREINSBANK                 5,100,000    5,100,000

                                               PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
SOUTH  CAROLINA  -  CONT'D
ORANGEBURG  IDA REVENUE VRDN, 4.40%, 6/1/08, LOC: FNB BOSTON
                                             $3,900,000   $3,900,000
STATE  MFH  AUTHORITY  REVENUE  VRDN,  5.60%,  7/1/07,
SURBD:  CONTINENTAL  CASUALTY  CO.            6,000,000    6,000,000

TENNESSEE  -  6.8%
COFFEE  COUNTY  IDA  REVENUE  VRDN,
6.75%,  12/1/01,  LOC:  ASAHI  BANK           9,000,000    9,000,000
5.80%,  5/1/12,  LOC:  NATIONSBANK            4,720,000    4,720,000
KNOX  COUNTY  HEALTH  EDUCATIONAL  AND  MFH  BOARD  REVENUE
VRDN,  5.15%,  12/1/29,  LOC:  FIRST  TENNESSEE  BANK
                                              4,500,000    4,500,000
MEMPHIS-SHELBY  COUNTY  IDA  REVENUE  VRDN,  5.55%,  3/1/24,
LOC:  NATIONAL  BANK  OF  COMMERCE,  TN       6,000,000    6,000,000
SEVIER  COUNTY  PUBLIC  BUILDING  AUTHORITY  REVENUE  VRDN,
5.50%,  6/1/14, BPA: LANDESBANK HESSEN-TH, AMBAC INSURED
                                              3,000,000    3,000,000
5.50%,  6/1/18, BPA: LANDESBANK HESSEN-TH, AMBAC INSURED
                                              7,000,000    7,000,000
5.50%,  6/1/19, BPA: LANDESBANK HESSEN-TH, AMBAC INSURED
                                              3,000,000    3,000,000
5.50%,  6/1/19,  BPA:  KREDIETBANK,  AMBAC  INSURED
                                              4,200,000    4,200,000
     5.50%,  6/1/19,  BPA:  BAYERISHE  LANDESBANK  GIROZENTRALE,
AMBAC  INSURED                               10,000,000   10,000,000
     5.50%, 6/1/20, BPA: LANDESBANK HESSEN-TH, AMBAC INSURED
                                             10,000,000   10,000,000
5.50%,  6/1/21, BPA: LANDESBANK HESSEN-TH, AMBAC INSURED
                                              5,000,000    5,000,000
5.50%,  6/1/23,  BPA:  CREDIT  SUISSE,  AMBAC  INSURED
                                             10,400,000   10,400,000
SHELBY COUNTY HEALTH EDUCATIONAL AND HOUSING FACILITIES BOARD REVENUE VRDN, 5.55%, 7/1/22, LOC: BANK OF AMERICA
                                              5,000,000    5,000,000
SUMNER COUNTY HEALTH EDUCATIONAL & HOUSING BOARD REVENUE VRDN, 5.61%, 6/1/29, BPA: TRANSAMERICA LIFE 10,000,000 10,000,000
TENNENERGY  CORP.  GAS  REVENUE  BONDS,  4.00%,  6/1/00,
     MBIA  INSURED                           14,035,000   14,071,678

TEXAS  -  2.7%
AUSTIN  UTILITIES  REVENUE  VRDN,  3.30%,  12/1/04,
LOC:  BEAR  STEARNS  CAPITAL  MARKETS,  MBIA  INSURED
                                             23,265,000   23,265,000
BEXAR  COUNTY  MFH  REVENUE  VRDN,  6.26%,  5/1/30,
     LOC:  HELLER  FINANCIAL                  3,710,000    3,710,000
CLEBURNE  IDA  REVENUE  VRDN,  5.75%,  2/1/04,
     LOC:  NATIONAL  CITY  BANK               1,550,000    1,550,000
GRAND  PRAIRIE  IDA  REVENUE  VRDN,  4.25%,  12/1/06,
     LOC:  PNC  BANK,  N.A.                   1,000,000    1,000,000
HARRIS  COUNTY  IDA  REVENUE  VRDN,
7.15%, 8/1/01, LOC: BANK OF TOKYO-MITSUBISHI, LTD.
                                              4,700,000    4,700,000
7.15%,  8/1/01,  LOC:  SAKURA  BANK,  LTD.    1,500,000    1,500,000
HARRIS  COUNTY  MFH  REVENUE  VRDN,  6.26%,  6/1/30,
     LOC:  HELLER  FINANCIAL                  5,500,000    5,500,000

UTAH  -  2.2%
MUNICIPAL SECURITIES TRUST CERTIFICATES REVENUE VRDN, 3.70%, 5/6/13,
     LOC:  BEAR  STEARNS  CAPITAL  MARKETS,  AMBAC  INSURED
                                             34,415,000   34,415,000

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
VERMONT  -  1.1%
VERMONT STUDENT ASSISTANCE CORP. EDUCATION LOAN REVENUE BONDS,
     4.50%,  12/15/00                       $17,520,000  $17,520,000

VIRGINIA  -  2.4%
FAIRFAX  COUNTY  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE
     VRDN,  3.95%,  2/1/11,  BPA:  NATIONAL WESTMINSTER BANK
                                             36,400,000   36,382,852
HENRICO  COUNTY  IDA  REVENUE  VRDN,  7.30%,  10/1/08,
     LOC:  TOKAI  BANK,  LTD.                 1,300,000    1,300,000

WASHINGTON  -  1.0%
GRANT  COUNTY  PUBLIC  UTILITIES  VRDN,  6.05%,  10/1/11,
     LOC:  SOUTHTRUST  BANK,  AL              2,600,000    2,600,000
PIERCE  COUNTY  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE
VRDN, 5.50%, 6/1/30, LOC: BANK OF NOVA SCOTIA 3,000,000    3,000,000
STATE PUBLIC POWER SUPPLY SYSTEM REVENUE VRDN, 5.20%, 7/1/17,
     LOC:  BANK  OF  AMERICA                  9,685,000    9,685,000

WEST  VIRGINIA  -  0.3%
HARRIS  COUNTY  IDA  REVENUE  VRDN,  5.55%,  6/1/14,
     LOC:  SOCI  T  GENERALE                  4,140,000    4,140,000

WISCONSIN  -  1.3%
EAU  CLAIRE  IDA  REVENUE  VRDN,  5.70%,  5/1/07,
     LOC:  FIRSTAR  BANK,  MILWAUKEE          3,020,000    3,020,000
GERMANTOWN  IDA  REVENUE  VRDN,  5.70%,  5/1/17,
     LOC:  FIRSTAR  BANK,  MILWAUKEE          1,800,000    1,800,000
GRAFTON  IDA  REVENUE  VRDN,  5.80%,  12/1/17,
     LOC:  FIRSTAR  BANK,  MILWAUKEE          2,795,000    2,795,000
STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE VRDN, 5.60%, 11/01/23, LOC: FIRSTAR BANK MILWAUKEE 8,200,000 8,200,000
VILLAGE  OF  HOWARD  INDUSTRIAL  DEVELOPMENT  REVENUE  VRDN,
5.70%, 7/1/20, LOC: FIRSTAR BANK, MILWAUKEE   4,500,000    4,500,000

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
OTHER  -  12.2%
ABN  AMRO  CHICAGO  CORP.  LEASETOPS  TRUST  CERTIFICATES,
5.96%,  10/4/00,  BPA:  LASALLE  BANK       $17,057,049  $17,057,049
5.68%,  3/1/10,  BPA:  ABN  AMRO  BANK,  MBIA  INSURED
                                             17,585,000   17,585,000
CAPITAL REALTY INVESTORS TAX EXEMPT CERTIFICATES REVENUE VRDN,
5.75%,  2/1/04,  BPA:  UBS,  AG              48,955,000   48,955,000
5.75%,  12/1/04,  BPA:  UBS,  AG             23,865,000   23,865,000
LEHMAN  BROTHERS  POOLED  TRUST  RECEIPTS  VRDN,  5.95%,  7/1/12,
BPA:  BANK  OF  AMERICA,  LOC: INDUSTRIAL BANK OF JAPAN
                                             19,000,000   19,000,000
MORGAN  KEEGAN  TRUST  RECEIPTS  VRDN,
     5.76%,  1/13/00                          9,240,000    9,240,000
5.60%,  6/1/06,  BPA:  NATIONAL  WESTMINSTER  BANK
                                             31,596,000   31,596,000
MUNICIPAL  SECURITIES  TRUST  VRDN,  5.85%,  3/1/18,
LOC:  BEAR  STEARNS  CAPITAL  MARKETS,  FSA  INSURED
                                             14,455,000   14,455,000
PITNEY BOWES CORPORATION LEASETOPS TRUST CERTIFICATES VRDN, 5.91%, 10/10/01, BPA: PITNEY BOWES CREDIT, AMBAC INSURED
                                              7,294,252    7,294,252


TOTAL INVESTMENTS (COST  $1,530,255,855) - 98.6%       1,530,255,855
OTHER  ASSETS  AND  LIABILITIES,  NET  - 1.4%             22,275,996
          NET  ASSETS  -  100.0%                      $1,552,531,851


NET  ASSETS  CONSIST  OF:
PAID IN CAPITAL APPLICABLE TO THE FOLLOWING SHARES OF BENEFICIAL INTEREST,
     UNLIMITED  NUMBER  OF  NO  PAR  SHARES  AUTHORIZED:
CLASS O: 1,278,187,007 SHARES OUTSTANDING             $1,278,074,659
INSTITUTIONAL CLASS: 237,587,793 SHARES OUTSTANDING      237,584,970
          CLASS  T:  37,058,165  SHARES  OUTSTANDING      37,058,165
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        23,269
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON INVESTMENTS   (209,212)

               NET  ASSETS                            $1,552,531,851

NET  ASSET  VALUE  PER  SHARE
CLASS  O  (BASED  ON  NET  ASSETS  OF  $1,277,935,288)         $1.00
INSTITUTIONAL  CLASS  (BASED  ON NET ASSETS OF $237,543,856)   $1.00
CLASS  T  (BASED  ON  NET  ASSETS  OF  $37,052,707)            $1.00






SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LIMITED-TERM  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  101.2%                AMOUNT        VALUE
ALABAMA  -  0.2%
MOBILE  INDUSTRIAL  DEVELOPMENT  BUILDING  REVENUE  VRDN,
     6.00%,  12/1/02                         $1,000,000   $1,000,000

ARIZONA  -  0.4%
GLENDALE  COUNTY  IDA  REVENUE  BONDS,  4.10%,  12/1/13,
     LOC:  DRESDNER  BANK                     2,150,000    2,113,923

ARKANSAS  -  3.1%
SPRINGDALE  IDA  REVENUE  VRDN,  5.25%,  10/13/00,  IA: FGIC
                                             16,500,000   16,500,000

CALIFORNIA  -  11.1%
LAKE  ELSINORE  REDEVELOPMENT  AGENCY  MFH  REVENUE  VRDN,
5.55%, 6/15/00, BPA: NEWMAN SERVICES, INC.    4,986,800    4,986,800
SAN  BERNARDINO  COUNTY  MFH  REVENUE  VRDN,  5.70%,  6/15/00,
BPA:  NEWMAN  FINANCIAL  SERVICES,  INC.      6,799,125    6,799,125
STATEWIDE  COMMUNITY  DEVELOPMENT  AUTHORITY  REVENUE  VRDN,
5.65%, 6/15/00, BPA: NEWMAN FINANCIAL SERVICES, INC.
                                             10,631,811   10,631,811
5.75%, 3/25/25, BPA: NEWMAN FINANCIAL SERVICES, INC.
                                             34,697,000   34,636,182
WATEREUSE  FINANCING  AUTHORITY  CALIFORNIA  REVENUE  VRDN,
4.65%, 5/1/28, BPA: CREDIT SUISSE, FSA INSURED
                                              1,000,000    1,000,000

CONNECTICUT  -  0.2%
STATE  HEALTH  AND  EDUCATIONAL  FACILITIES  AUTHORITY  REVENUE
VRDN, 5.50%, 7/1/33, GTD: YALE UNIVERSITY     1,000,000    1,000,000

DISTRICT  OF  COLUMBIA  -  13.0%
D.C.  GO  BONDS,
     5.50%,  6/1/01                          17,910,182   17,801,084
     4.25%,  6/1/02                          20,019,649   19,985,400
     5.10%,  6/1/02,  FSA  INSURED            5,130,790    5,096,249
D.C.  VRDN,
     5.35%,  1/5/00                           4,200,000    4,200,000
     6.63%,  8/15/38,  FSA  INSURED          21,075,000   21,075,000

FLORIDA  -  3.6%
MIAMI  DADE  COUNTY  SCHOOL  BOARD  CORP.  BONDS,  5.00%,  8/1/01,
     FSA  INSURED                             3,054,669    3,023,940
ORANGE  COUNTY  HEALTHCARE  FACILITIES  AUTHORITY  VRDN,
4.625%,  10/27/22, ASSET GUARANTY INSURED     6,000,000    6,000,000
PALM BEACH HOUSING FINANCE AUTHORITY MALLARDS COVE REVENUE VRDN, 5.3625%, 3/1/22, FIREMAN'S INSURANCE CO. INSURED
                                              4,750,000    4,750,000
STATE  EDUCATIONAL LOAN  MARKETING  CORP  EDUCATIONAL  LOAN  REVENUE
     VRDN,  4.70%,  12/1/34                   4,997,954    4,997,954

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
GEORGIA  -  0.7%
COLUMBUS  DOWNTOWN  IDA  REVENUE  BOND,  6.50%,  7/1/29
                                             $3,900,000   $3,886,779

ILLINOIS  -  1.9%
BERWYN  GO  BONDS,  7.00%,  11/15/10,  MBIA  INSURED
                                              3,134,147    3,127,350
STATE DEVELOPMENT FINANCE  AUTHORITY WASTE DISPOSAL REVENUE BOND,
     7.125%,  1/1/01                          5,100,935    5,033,450
STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE BONDS, 4.75%, 9/1/00
                                              1,775,703    1,771,274

KENTUCKY  -  1.9%
CALVERT  COUNTY  POLLUTION  CONTROL  REVENUE  VRDN,  6.00%,  2/1/07,
GTD: AIR PRODUCTS AND CHEMICALS, INC. 1,000,000 1,000,000 CALVERT COUNTY POLLUTION CONTROL REVENUE VRDN, 6.00%, 7/1/23,
GTD: AIR PRODUCTS AND CHEMICAL, INC. 3,000,000 3,000,000 IBERVILLE PARISH POLLUTION CONTROL REVENUE VRDN, 6.00%, 10/1/12,
GTD:  AIR  PRODUCTS  AND  CHEMICALS, INC.     6,200,000    6,200,000

MARYLAND  -  3.0%
BALTIMORE  REVENUE  BONDS,  THE  ZAMOISKI  COMPANY  PROJECT,
     6.4515%,  12/1/09                        6,937,929    6,937,929
MONTGOMERY  COUNTY  ECONOMIC  DEVELOPMENT  BOND,  5.25%,  11/1/09,
     LOC:  ALLFIRST  BANK                       800,000      801,344
STATE  AND  LOCAL  FACILITIES  GO  BONDS,  5.00%,  3/1/00
                                              8,011,616    8,012,640

MASSACHUSETTS  -  2.5%
STATE  HEALTH AND EDUCATIONAL FACILITIES AUTHORITY REVENUE VRDN,
4.85%,  7/1/31,  ASSET GUARANTY INSURED      13,000,000   13,000,000

MICHIGAN  -  1.0%
HOUSING  DEVELOPMENT  AUTHORITY  LO  REVENUE  BONDS,
     5.00%,  10/1/11                            986,049      937,789
STATE  BUILDING  AUTHORITY  REVENUE  BONDS,  4.25%,  10/15/00
                                              3,939,954    3,921,225
STATE  HOUSING  DEVELOPMENT  AUTHORITY  REVENUE  BONDS,
6.00%, 10/1/11, (ESCROWED IN U.S. TREASURY OBLIGATIONS)
                                                270,000      270,019

MINNESOTA  -  3.2%
ARDEN  HILLS  HOUSING  AND  HEALTHCARE  FACILITIES  REVENUE  VRDN,
     4.33%,  9/1/29                           7,980,000    7,980,000
DULUTH  ECONOMIC  DEVELOPMENT  AUTHORITY  HEALTHCARE  FACILITIES
     REVENUE VRDN, 4.70%, 6/1/19, LOC: CREDIT LOCAL DE FRANCE
                                              2,000,000    2,000,000
ST.  PAUL  PORT  AUTHORITY  REVENUE  BOND,  4.40%,  7/1/12
                                              6,785,000    6,778,419

MISSISSIPPI  -  3.3%
STATE  HIGHWAY REVENUE BONDS, 4.50%, 6/1/01  17,487,793   17,388,933

NEBRASKA  -  0.5%
UNIVERSITY OF NEBRASKA FACILITIES CORP. REVENUE BONDS, 4.25%, 7/15/00
                                              2,528,318    2,527,879

NEW  HAMPSHIRE  -  0.0%
STATE  HIGHER  EDUCATION  &  HEALTH  REVENUE  BONDS,  7.50%,  12/1/00,
     FGIC  INSURED                               10,000       10,023

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
NEW  JERSEY  -  1.0%
STATE  TURNPIKE  AUTHORITY  REVENUE  BONDS,  5.60%,  1/1/00
                                             $5,000,000   $5,000,000

NEW  YORK  -  18.9%
DORMITORY  AUTHORITY  REVENUE  BONDS,
     5.00%,  2/15/00                          3,461,229    3,462,699
     5.00%,  2/15/01                          3,895,306    3,878,991
NASSAU  COUNTY  GO  BONDS,  5.125%,  3/1/00,  AMBAC  INSURED
                                              4,334,703    4,336,971
NEW  YORK  CITY  GO  BONDS,  4.25%,  8/1/00   9,007,848    9,004,460
NEW  YORK  CITY  IDA  REVENUE  VRDN,  4.85%,  10/1/29,
     ASSET  GUARANTY  INSURED                10,000,000   10,000,000
NEW YORK COPS REVENUE BOND, 4.75%, 2/1/00    13,914,500   13,919,314
STATE  COPS  REVENUE  BONDS,
     4.75%,  2/1/01                          13,692,002   13,667,315
     4.00%,  3/1/01                           5,833,128    5,790,414
     5.00%,  3/1/01                          14,743,165   14,745,032
     4.25%,  9/1/01                           8,505,231    8,401,512
SYRACUSE REVENUE BONDS, 4.75%, 6/30/00        8,009,601    8,013,280
THRUWAY  AUTHORITY  HIGHWAY  AND  BRIDGE  REVENUE  BONDS,
     4.75%,  4/1/00,  AMBAC  INSURED          3,679,463    3,681,027

NORTH  DAKOTA  -  0.9%
THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION REVENUE BOND,
     6.25%,  11/1/19                          5,000,000    4,966,300

OHIO  -  1.9%
WATER  DEVELOPMENT  AUTHORITY  REVENUE  BOND,  4.25%,  6/1/33
                                              9,885,159    9,822,800


PENNSYLVANIA  -  2.6%
PHILADELPHIA AIRPORT REVENUE BOND, 5.25%, 6/15/00, FGIC INSURED
                                              3,697,281    3,706,458
STATE COPS BOND, 4.85%, 7/1/06, AMBAC INSURED 9,999,900   10,000,000

SOUTH  CAROLINA  -  1.0%
EDUCATION ASSISTANCE REVENUE BONDS, 4.75%, 9/1/01
                                              5,419,213    5,383,815

TENNESSEE  -  0.9%
KNOXVILLE COUNTY HEALTH EDUCATIONAL HOSPITAL FACILITY REVENUE BONDS,
     7.00%,  1/1/15,  MBIA  INSURED           4,539,000    4,539,000

TEXAS  -  6.7%
BRAZOS RIVER AUTHORITY REVENUE BONDS, 4.15%, 6/1/30
                                             35,000,000   34,922,300

VERMONT  -     4.7%
STUDENT  ASSISTANCE  CORP.  PROMISSORY  NOTES,
     4.10%,  12/15/00                        10,855,000   10,815,488
     4.55%,  12/15/00                        11,830,000   11,814,147
     6.50%,  6/15/00,  AMBAC  INSURED         2,018,791    2,018,340

VIRGIN  ISLANDS  -  0.2%
VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY REVENUE BONDS, 5.00%, 10/1/00
                                              1,003,143    1,004,270

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
VIRGINIA  -  0.1%
HENRICO COUNTY IDA REVENUE VRDN, 7.30%, 10/1/08 $400,000    $400,000

WASHINGTON  -  1.4%
PORT  LONGVIEW  IDA  REVENUE  VRDN,  5.50%,  12/1/19,
     GTD:  WEYERHAEUSER                       4,420,000    4,420,000
PUBLIC  POWER  SUPPLY  REVENUE  BONDS,  SERIES  A,
     7.30%,  7/1/00                           3,043,489    3,044,490

WISCONSIN  -  4.6%
STATE  HOUSING  AND  ECONOMIC  DEVELOPMENT  HOME  OWNERSHIP  REVENUE
     BONDS,  3.95%  12/1/00                  10,000,000    9,979,300
DE PERE IDA REVENUE VRDN, 4.20%, 6/1/29      10,000,000   10,000,000
STATE  GO  BONDS,  5.10%,  5/1/01             4,077,268    4,026,880

WYOMING  -  2.4%
ALBANY  COUNTY POLLUTION CONTROL REVENUE VRDN, 5.10%, 12/1/15
                                              4,100,000    4,100,000
HOUSING DEVELOPMENT REVENUE BONDS, 3.75%, 6/1/01
                                              8,600,000    8,526,126

OTHER  -  4.3%
FORT MOJAVE INDIAN TRIBE OF ARIZONA, CALIFORNIA AND NEVADA PUBLIC FACILITIES COMBINED LO AND REVENUE BONDS ADJUSTABLE RATE AND TENDER SERIES A OF 1993, 11.50%,12/1/18 3,640,180 3,640,180
COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION  AUTHORITY
REVENUE  BONDS,  4.25%,  7/1/00              12,506,954   12,500,991
COMMONWEALTH HIGHWAY AND TRANSPORTATION AUTHORITY REVENUE VRDN,
     4.80%,  1/10/00                          2,850,000    2,850,000
     4.80%,  7/1/10                           3,500,000    3,500,000


TOTAL  INVESTMENTS  (COST  $531,211,979)  -  101.2%      530,064,421
OTHER  ASSETS  AND LIABILITIES, NET - (1.2%)             (6,321,358)
          NET  ASSETS  -  100.0%                        $523,743,063

NET  ASSETS  CONSIST  OF:
PAID IN CAPITAL APPLICABLE TO 49,237,156 SHARES OF BENEFICIAL INTEREST,
UNLIMITED  NUMBER  OF  NO PAR SHARES AUTHORIZED:        $525,073,251
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        69,352
ACCUMULATED  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS       (251,982)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                         (1,147,558)

                              NET  ASSETS               $523,743,063

                  NET  ASSET  VALUE  PER  SHARE               $10.64

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LONG-TERM  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.6%                 AMOUNT        VALUE
ARIZONA  -  4.2%
MARICOPA  COUNTY  SCHOOL  DISTRICT  69  GO  BONDS,  6.25%,  7/1/14,
     FSA  INSURED                            $2,000,000   $2,136,140

CALIFORNIA  -  7.7%
LOS  ANGELES  UNIFIED  SCHOOL  DISTRICT  GO  BONDS,  6.00%,  7/1/15,
     FGIC  INSURED                            1,000,000    1,040,030
CALIFORNIA  STATEWIDE  COMMUNITY  DEVELPOMENT  AUTHORITY,
     5.75%,  3/25/25,  BPA  OTHER             2,000,000    1,997,600
SACRAMENTO  COUNTY  FINANCIAL  AUTHORITY,  5.00%,  12/1/16
                                              1,000,000      904,450

FLORIDA  -  8.2%
DADE COUNTY GO BONDS, 7.75%, 10/1/18, AMBAC INSURED
                                              2,000,000    2,425,060
DADE COUNTY IDA REVENUE BONDS, 8.00%, 6/1/22  1,700,000    1,783,130

GEORGIA  -  17.6%
ATLANTA  WATER  AND  WASTEWATER  REVENUE  BONDS,  5.50%,  11/1/22,
     FGIC  INSURED                            2,000,000    1,895,380
GO  BONDS,  5.00%,  7/1/16                    2,000,000    1,849,540
GEORGIA  MUNI  GAS  AUTHORITY  AND  GAS  REVENUE  VRDN,  4.25%,
     11/1/07,  LOC:  BANK  OF  AMERICA        5,240,000    5,239,633

HAWAII  -  0.4%
HAWAII STATE EPARTMENT BUDGET AND FINANCE VRDN, 3.40%, 12/1/21,
     LOC:  UNION  BANK  CALIFORNIA              200,000      200,000

ILLINOIS  -  5.8%
HOUSING  DEVELOPMENT  AUTHORITY  VRDN,  4.25%,  2/1/24,
     LOC:  SUMITOMO  BANK  LIMITED            2,985,000    2,985,000

INDIANA  -  0.9%
SHELBYVILLE  INDIANA  ECONOMIC  DEVELOPMENT  VRDN,  5.53%,  9/1/06,
     LOC:  INDUSTRIAL  BANK  JAPAN              450,000      450,000

LOUISIANA  -  3.3%
PUBLIC  FACILITY  AUTHORITY  MFH REVENUE BONDS, 7.00%, 6/1/24
                                              1,645,000    1,691,619

MARYLAND  -  4.4%
CAMBRIDGE  ECONOMIC  DEVELOPMENT REVENUE BONDS, 8.50%, 4/1/14
                                              2,100,000    2,253,468

MASSACHUSETTS  -  6.5%
GO  BONDS,  5.25%,  8/1/18                    2,000,000    1,843,740
WATER RESOURCE AUTHORITY REVENUE BONDS, 5.50%, 8/1/15, FSA INSURED
                                              1,500,000    1,473,765

MICHIGAN  -  1.9%
STATE TRUNK LINE REVENUE BONDS, 5.50%, 11/1/18
                                              1,000,000      955,890

                                                PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D                AMOUNT        VALUE
NEW  YORK  -  10.5%
NEW  YORK  AND  NEW  JERSEY  PORT  AUTHORITY,  CONSOLIDATED
     REVENUE  BONDS,  6.125%,  6/1/94        $2,500,000   $2,542,850
NEW YORK UTGO, 5.12%, 8/1/14, FGIC INSURED    1,100,000    1,025,486
NEW  YORK  STATE  ENERGY  RESOURCES  AND  DEVELOPMENT  AUTHORITY,
     5.15%,  3/1/16,  MBIA  INSURED           2,000,000    1,813,900

NORTH  CAROLINA  -  3.3%
COMMUNITY HEALTH CARE FACILITY-DUKE UNIVERSITY, 4.75%, 6/1/21
                                              1,000,000      809,030
EASTERN  MUNICIPLE  POWER AGENCY REVENUE BONDS, 4.50%, 1/1/24
                                              1,040,000      856,326

OHIO  -  4.1%
CUYAHOGA  COUNTY  HOSPITAL  REVENUE  BOND,6.25%,  8/15/10,
     MBIA  INSURED                            2,000,000    2,094,600

RHODE  ISLAND  -  1.1%
PORT  AUTHORITY  &  ECONOMIC  DEVELOPMENT  CORP.  AIRPORT
REVENUE BONDS, SERIES A, 7.00%, 7/1/14, FSA INSURED
                                                500,000      561,210

TAXES  -  3.9%
TARRANT COUNTY HEALTH FACILITIES DEVELOPMENT CORP. REVENUE BONDS,
TAXES HEALTH RESOURCES, 5.75%, 2/15/15, MBIA INSURED
                                              2,000,000    1,993,860

VERMONT  -  3.2%
EDUCATION  &  HEALTH  BUILDINGS  FINANCING  AGENCY  REVENUE  BONDS,
     5.00%,  11/1/38,                         2,000,000    1,626,680

VIRGINIA  -  5.3%
FAIRFAX  COUNTY  WATER AUTHORITY REVENUE BONDS, 5.00%, 4/1/21
                                              1,500,000    1,317,780
CHESAPEAKE BAY BRIDGES AND TUNNEL, 5.50%, 7/1/25, MBIA INSURED
                                              1,500,000    1,411,995

WASHINGTON  -  4.4%
CENTRAL PUGET SOUND REGIONAL TRANSPORTATION AUTHORITY, 5.25%, 2/1/21,
     FGIC  INSURED                            2,500,000    2,263,375

OTHER  -  1.9%
VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY REVENUE BOND, 6.37%, 10/1/19
                                              1,000,000      981,720


TOTAL  INVESTMENTS  (COST  $52,482,567)  -  98.6%         50,423,257
OTHER  ASSETS  AND  LIABILITIES, NET - 1.4%                  722,603
               NET  ASSETS  -  100.0%                    $51,145,860

NET  ASSETS  CONSIST  OF:
PAID IN CAPITAL APPLICABLE TO THE FOLLOWING 3,343,530 SHARES OF BENEFICIAL INTEREST, UNLIMITED NUMBER OF NO PAR VALUE SHARES
AUTHORIZED:                                              $53,981,882
UNDISTRIBUTED  NET  INVESTMENT  INCOME                         8,673
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS        (785,385)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                         (2,059,310)

          NET  ASSETS                                    $51,145,860

          NET  ASSET  VALUE  PER  SHARE                       $15.30








EXPLANATION  OF  GUARANTEES:
BPA:  BOND-PURCHASE  AGREEMENT     LOC:  LETTER  OF  CREDIT
C/LOC:  COLLATERALIZED  LOC     SURBD:  SURETY  BOND
GA:  GUARANTY  AGREEMENT     TOA:  TENDER  OPTION  AGREEMENT\
GTD:  GUARANTEED


ABBREVIATIONS:
COPS:  CERTIFICATES  OF  PARTICIPATION     LO:  LIMITED  OBLIGATION
FSA:  FINANCIAL  SECURITY ADVISOR  MBIA: MUNICIPAL BOND INSURANCE ASSOCIATION
GO:  GENERAL  OBLIGATION     MFH:  MULTI-FAMILY  HOUSING
IDA: INDUSTRIAL DEVELOPMENT AUTHORITY  UTGO: UNLIMITED TAX GENERAL OBLIGATION
IRB:  INDUSTRIAL  BUILDING  AUTHORITY  VRDN:  VARIABLE  RATE  DEMAND  NOTES


CERTAIN SECURITIES HAVE OPTIONAL OR MANDATORY TENDER FEATURES WHICH GIVE THEM A SHORTER EFFECTIVE MATURITY DATE.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

                             MONEY MARKET  LIMITED-TERM    LONG-TERM
NET  INVESTMENT  INCOME        PORTFOLIO     PORTFOLIO     PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME        $60,083,701   $23,211,441    $2,916,616

EXPENSES:
INVESTMENT ADVISORY FEE        3,241,132     3,285,530       337,132
TRANSFER AGENCY FEES AND EXPENSES
                               1,928,555       318,220        36,103
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                     -             -        50,570
          CLASS  T                52,259             -             -
TRUSTEES' FEES AND EXPENSES      153,867        51,758         5,137
     ADMINISTRATIVE  FEES:
          CLASS  O             3,487,416             -             -
          CLASS  A                     -        40,553         2,017
          INSTITUTIONAL CLASS    149,269             -             -
          CLASS  T                54,349             -             -
     ACCOUNTING  FEES             76,312        62,813        16,693
     CUSTODIAN  FEES             141,957        60,545        12,276
     REGISTRATION  FEES           51,802        30,471        18,049
     REPORTS TO SHAREHOLDERS     270,808        50,218         7,256
     PROFESSIONAL  FEES           59,610        20,252         2,070
     MISCELLANEOUS               196,525        35,536         4,673
             TOTAL  EXPENSES   9,863,861     3,955,896       491,976
         FEES PAID INDIRECTLY   (212,427)      (72,762)     (18,015)
          NET  EXPENSES        9,651,434     3,883,134       473,961

NET  INVESTMENT  INCOME       50,432,267    19,328,307     2,442,655

REALIZED  AND  UNREALIZED  GAIN
(LOSS)  ON  INVESTMENTS
NET REALIZED GAIN (LOSS) ON INVESTMENTS
                               (266,565)      (270,725)    (786,588)
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                      -     (3,679,858)  (4,280,900)

          NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS     (266,565)    (3,950,583)  (5,067,488)

          INCREASE (DECREASE) IN NET ASSETS
RESULTING  FROM  OPERATIONS $50,165,702    $15,377,724  ($2,624,833)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                      YEAR  ENDED       YEAR  ENDED
                                     DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS      1999               1998
OPERATIONS:
     NET  INVESTMENT  INCOME          $50,432,267        $50,552,253
     NET  REALIZED  GAIN  (LOSS)         (266,565)           203,276

               INCREASE  (DECREASE)  IN  NET  ASSETS
  RESULTING  FROM  OPERATIONS          50,165,702         50,755,529

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME:
          CLASS  O  SHARES            (39,960,319)      (44,484,980)
INSTITUTIONAL  CLASS  SHARES          (10,044,850)       (6,074,676)
          CLASS  T  SHARES               (605,836)                -
               TOTAL  DISTRIBUTIONS   (50,611,005)      (50,559,656)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  O  SHARES          1,654,910,623      1,893,035,372
INSTITUTIONAL  CLASS  SHARES        3,266,828,573      2,253,311,523
          CLASS  T  SHARES             82,654,106                  -
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  O  SHARES             39,057,337         43,565,798
  INSTITUTIONAL  CLASS  SHARES          5,350,278          3,808,687
          CLASS  T  SHARES                600,876
     SHARES  REDEEMED:
          CLASS  O  SHARES         (1,770,984,377)   (1,986,801,809)
INSTITUTIONAL  CLASS  SHARES       (3,281,531,974)   (2,061,263,513)
          CLASS  T  SHARES            (46,196,817)                 -
TOTAL CAPITAL SHARE TRANSACTIONS      (49,311,375)       145,656,058

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                      (49,756,678)       145,851,931

NET  ASSETS
BEGINNING  OF  YEAR                 1,602,288,529      1,456,436,598
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
INCOME OF $23,269 AND $259,360, RESPECTIVELY)
                                   $1,552,531,851     $1,602,288,529

                                      YEAR  ENDED      YEAR  ENDED
                                     DECEMBER  31,     DECEMBER  31,
CAPITAL  SHARE  ACTIVITY                  1999              1998
SHARES  SOLD:
     CLASS  O  SHARES               1,654,910,623      1,893,035,372
INSTITUTIONAL  CLASS  SHARES        3,266,828,573      2,253,311,523
     CLASS  T  SHARES                  82,654,106                  -
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  O  SHARES                  39,057,337         43,565,798
     INSTITUTIONAL  CLASS  SHARES       5,350,278          3,808,687
     CLASS  T  SHARES                     600,876                  -
SHARES  REDEEMED:
     CLASS  O  SHARES              (1,770,984,377)   (1,986,801,809)
INSTITUTIONAL  CLASS  SHARES       (3,281,531,974)   (2,061,263,513)
     CLASS  T  SHARES                 (46,196,817)                -
TOTAL  CAPITAL  SHARE  ACTIVITY       (49,311,375)       145,656,058

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LIMITED-TERM  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                      YEAR  ENDED      YEAR  ENDED
                                     DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999              1998
OPERATIONS:
     NET  INVESTMENT  INCOME          $19,328,307        $18,873,747
     NET  REALIZED  GAIN  (LOSS)         (270,725)           190,601
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                       (3,679,858)           614,093

               INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS            15,377,724         19,678,441

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME          (19,327,414)      (18,875,335)
NET  REALIZED  GAIN  ON  INVESTMENTS      (20,908)          (73,203)
          TOTAL  DISTRIBUTIONS        (19,348,322)      (18,948,538)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                     338,338,048        321,420,461
REINVESTMENT  OF  DISTRIBUTIONS:       16,228,878         15,624,101
     SHARES  REDEEMED               (374,065,345)      (280,742,089)
TOTAL  CAPITAL SHARE TRANSACTIONS    (19,498,419)         56,302,473

TOTAL  INCREASE  (DECREASE)  IN  NET ASSETS
                                     (23,469,017)         57,032,376

NET  ASSETS
BEGINNING  OF  YEAR                   547,212,080        490,179,704
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
INCOME OF $69,352 AND $87,202, RESPECTIVELY)
                                     $523,743,063       $547,212,080

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                           31,666,326         30,000,403
REINVESTMENT  OF  DISTRIBUTIONS         1,521,419          1,460,415
SHARES  REDEEMED                      (35,023,392)      (26,196,065)
TOTAL  CAPITAL  SHARE  ACTIVITY        (1,835,647)         5,264,753


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LONG-TERM  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     YEAR  ENDED       YEAR  ENDED
                                    DECEMBER  31,      DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999               1998
OPERATIONS:
     NET  INVESTMENT  INCOME          $2,442,655          $2,532,798
     NET  REALIZED  GAIN  (LOSS)        (786,588)          1,608,740
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                      (4,280,900)        (1,389,917)

INCREASE  (DECREASE) IN  NET  ASSETS RESULTING  FROM  OPERATIONS
                                      (2,624,833)          2,751,621

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME          (2,435,609)        (2,569,096)
NET  REALIZED  GAIN  ON  INVESTMENTS    (245,663)        (1,694,387)
          TOTAL  DISTRIBUTIONS        (2,681,272)        (4,263,483)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                      8,428,904          15,227,311
REINVESTMENT  OF  DISTRIBUTIONS        2,272,572           3,601,187
     SHARES  REDEEMED               (11,926,958)        (10,604,794)
TOTAL CAPITAL SHARE TRANSACTIONS     (1,225,482)           8,223,704

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                     (6,531,587)           6,711,842

NET  ASSETS
BEGINNING  OF  YEAR                  57,677,447           50,965,605
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $8,673  AND  $4,706,  RESPECTIVELY)
                                    $51,145,860          $57,677,447

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                            509,993              884,903
REINVESTMENT  OF  DISTRIBUTIONS         141,172              211,682
SHARES  REDEEMED                      (738,580)            (615,866)
TOTAL  CAPITAL  SHARE  ACTIVITY        (87,415)              480,719


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT TAX-FREE RESERVES (THE "FUND") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND IS COMPRISED OF FIVE SEPARATE PORTFOLIOS, THREE OF WHICH ARE REPORTED HEREIN; MONEY MARKET, LIMITED-TERM AND LONG-TERM. MONEY MARKET AND LIMITED-TERM ARE REGISTERED AS DIVERSIFIED PORTFOLIOS AND LONG-TERM AS A NON-DIVERSIFIED PORTFOLIO. THE OPERATIONS OF EACH PORTFOLIO ARE ACCOUNTED FOR SEPARATELY. EACH PORTFOLIO OFFERS SHARES OF BENEFICIAL INTEREST. MONEY MARKET CLASS O AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A SALES CHARGE. INSTITUTIONAL CLASS SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000 AND HAVE A LOWER EXPENSE RATIO THAN CLASS O SHARES. SHARES OF LIMITED-TERM AND LONG-TERM ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 1.00% AND 3.75%, RESPECTIVELY. EFFECTIVE MARCH 1, 1999, MONEY MARKET BEGAN TO OFFER CLASS T SHARES. CLASS T SHARES ARE SOLD TO INVESTORS WITH BROKERAGE ACCOUNTS AT THE ADVISORS GROUP, INC. CLASS T SHARES ARE SOLD WITHOUT A SALES CHARGE.
SECURITY VALUATION: MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. SECURITIES (INCLUDING OPTIONS) LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. ALL SECURITIES FOR MONEY MARKET ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
FUTURES CONTRACTS: LONG-TERM MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY FOR MONEY MARKET; DIVIDENDS FROM NET INVESTMENT INCOME ARE DECLARED AND PAID MONTHLY FOR LIMITED-TERM AND LONG-TERM. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY,

PERIODIC  RECLASSIFICATIONS  ARE  MADE  WITHIN  THE  FUND'S  CAPITAL ACCOUNTS TO
REFLECT  INCOME  AND  GAINS  AVAILABLE  FOR  DISTRIBUTION  UNDER  INCOME  TAX
REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY ("AMERITAS ACACIA"). THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES MONTHLY FEES BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS:

                         FIRST            NEXT               OVER
                     $500  MILLION     $500  MILLION     $1  BILLION
MONEY  MARKET           .25%               .20%              .15%
LIMITED-TERM            .60%               .50%              .40%
LONG-TERM               .60%               .50%              .40%

UNDER THE TERMS OF THE AGREEMENT, $457,151, $339,157, AND $33,305 WERE PAYABLE AT YEAR END FOR MONEY MARKET, LIMITED-TERM AND LONG-TERM, RESPECTIVELY. THE ADVISORS GROUP, INC. ("TAG"), ALSO A WHOLLY-OWNED SUBSIDARY OF AMERITAS ACACIA, IS A BROKER-DEALER. TAG OFFERS CLASS T SHARES AS A SWEEP ACCOUNT FOR ITS BROKERAGE CUSTOMERS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. CLASS O, CLASS T AND INSTITUTIONAL CLASS OF MONEY MARKET PAY ANNUAL RATES OF .26%, .26% AND .05%, RESPECTIVELY, BASED ON THEIR AVERAGE DAILY NET ASSETS. THE REMAINING PORTFOLIOS OF THE FUND PAY MONTHLY AN ANNUAL FEE OF $80,000, WHICH IS ALLOCATED BETWEEN THE PORTFOLIOS BASED ON THEIR RELATIVE NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $305,523 AND $3,372 WERE PAYABLE AT YEAR END FOR MONEY MARKET AND LIMITED-TERM, RESPECTIVELY.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS T OF
MONEY MARKET AND       LONG-TERM, ALLOW THE PORTFOLIO TO PAY THE DISTRIBUTOR FOR
EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED AN ANNUAL RATE OF AVERAGE DAILY NET ASSETS OF .25% ON CLASS T OF MONEY MARKET AND .35% ON LONG-TERM.
THE DISTRIBUTOR PAID $98,447 IN ADDITION TO THE COMMISSIONS CHARGED ON SALES OF LIMITED-

TERM. THE DISTRIBUTOR RECEIVED $15,336 AS ITS PORTION OF COMMISSIONS CHARGED ON SALES OF LONG-TERM. UNDER THE TERMS OF THE AGREEMENT, $7,720 AND $3,975 WERE PAYABLE AT YEAR END FOR MONEY MARKET AND LONG-TERM, RESPECTIVELY. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED FEES OF $1,021,033, $40,022, AND $4,452 FOR THE YEAR ENDED DECEMBER 31, 1999 FOR
MONEY MARKET, LIMITED-TERM AND LONG-TERM, RESPECTIVELY. UNDER THE TERMS OF THE AGREEMENT, $82,810, $3,098, AND $347 WERE PAYABLE AT YEAR END FOR MONEY MARKET, LIMITED-TERM AND LONG-TERM, RESPECTIVELY. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:

                                       LIMITED-TERM       LONG-TERM
PURCHASES                              $244,599,196     $35,091,450
SALES                                   248,109,828      38,640,767

MONEY  MARKET  HELD  ONLY  SHORT-TERM  INVESTMENTS.

THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES FOR EACH PORTFOLIO. THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS OF DECEMBER 31, 1999:

                       MONEY  MARKET    LIMITED-TERM      LONG-TERM
UNREALIZED  APPRECIATION           -         $29,476       $455,818
UNREALIZED  DEPRECIATION           -     (1,177,034)    (2,515,128)
  NET                              -    ($1,147,558)   ($2,059,310)



CAPITAL LOSS CARRYFORWARDS  $209,214        $120,535       $783,509
EXPIRATION  DATES               2007            2007           2007

CAPITAL LOSS CARRYFORWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
PORTFOLIOS MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.

NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE FUND DESIGNATES $20,027 AND $245,663 AS CAPITAL GAIN DIVIDENDS PAID FOR LIMITED-TERM AND LONG-TERM, RESPECTIVELY, DURING THE FISCAL YEAR ENDED
DECEMBER 31, 1999.

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                    YEARS  ENDED
                   DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
CLASS  0  SHARES       1999              1998              1997
NET ASSET VALUE, BEGINNING
                          $1.00             $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME    .030              .032               .033
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME   (.030)            (.032)            (.033)
NET ASSET VALUE, ENDING   $1.00             $1.00              $1.00

TOTAL  RETURN              3.04%             3.22%             3.38%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME    2.97%             3.17%             3.32%
     TOTAL  EXPENSES        .65%              .65%              .65%
EXPENSES  BEFORE  OFFSETS   .65%              .65%              .65%
     NET  EXPENSES          .64%              .64%              .64%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                     $1,277,935        $1,355,322         $1,405,350





                                             YEARS  ENDED
                                     DECEMBER  31,     DECEMBER  31,
CLASS  O  SHARES                          1996             1995
NET  ASSET  VALUE,  BEGINNING               $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                 .033               .040
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                (.033)            (.040)
NET  ASSET  VALUE,  ENDING                  $1.00              $1.00

TOTAL  RETURN                                3.33%             4.02%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                 3.28%             3.93%
     TOTAL  EXPENSES                          .65%              .62%
     EXPENSES  BEFORE  OFFSETS                .65%              .62%
     NET  EXPENSES                            .64%              .61%
NET ASSETS, ENDING (IN THOUSANDS)      $1,550,731         $1,740,839

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                     YEARS  ENDED
                    DECEMBER  31,    DECEMBER  31,     DECEMBER  31,
INSTITUTIONAL CLASS/MMP     1999             1998               1997
NET ASSET VALUE, BEGINNING $1.00            $1.00              $1.00
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME       .033             .035               .031
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME    (.033)           (.035)            (.031)
NET ASSET VALUE, ENDING    $1.00            $1.00              $1.00

TOTAL  RETURN               3.39%            3.58%             3.12%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME     3.36%            3.54%             3.37%
     TOTAL  EXPENSES         .31%             .30%              .63%
EXPENSES  BEFORE  OFFSETS    .31%             .30%              .63%
     NET  EXPENSES           .29%             .29%              .62%
NET ASSETS, ENDING (IN THOUSANDS)
                        $237,544         $246,967            $51,087




                                            PERIODS  ENDED
                                     DECEMBER  31,     DECEMBER  31,
INSTITUTIONAL  CLASS/MMP                     1996              1995^
NET  ASSET  VALUE,  BEGINNING               $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                 .030               .008
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                (.030)            (.008)
NET  ASSET  VALUE,  ENDING                  $1.00              $1.00

TOTAL  RETURN                                2.68%              .79%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                 2.65%          3.19%(A)
     TOTAL  EXPENSES                         1.29%          1.35%(A)
     EXPENSES  BEFORE  OFFSETS               1.29%          1.35%(A)
     NET  EXPENSES                           1.28%          1.34%(A)
NET ASSETS, ENDING (IN THOUSANDS)         $33,160            $41,736

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS


                                                       PERIOD  ENDED
                                                       DECEMBER  31,
CLASS  T  SHARES                                              1999^^
NET  ASSET  VALUE,  BEGINNING                                  $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                    .025
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                  (.025)
NET  ASSET  VALUE,  ENDING                                     $1.00

TOTAL  RETURN*                                                 2.50%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                2.90%(A)
     TOTAL  EXPENSES                                         .85%(A)
     EXPENSES  BEFORE  OFFSETS                               .85%(A)
     NET  EXPENSES                                           .84%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)                        $37,053

LIMITED-TERM  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                    YEARS  ENDED
                    DECEMBER  31,    DECEMBER  31,     DECEMBER  31,
                             1999             1998              1997
NET ASSET VALUE, BEGINNING $10.71           $10.70            $10.69
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME       .37              .40               .42
NET REALIZED AND UNREALIZED GAIN  (LOSS)
                             (.07)             .01               .01
TOTAL FROM INVESTMENT OPERATIONS
                              .30              .41               .43
DISTRIBUTIONS  FROM
NET INVESTMENT INCOME        (.37)            (.40)            (.42)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                             (.07)             .01               .01
NET ASSET VALUE, ENDING    $10.64           $10.71            $10.70

TOTAL  RETURN*               2.86%            3.87%            4.07%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME      3.47%            3.70%            3.91%
     TOTAL  EXPENSES          .71%             .71%             .70%
EXPENSES  BEFORE  OFFSETS     .71%             .71%             .70%
     NET  EXPENSES            .70%             .70%             .69%
PORTFOLIO  TURNOVER            78%              45%              52%
NET ASSETS, ENDING (IN THOUSANDS)
                         $523,743          $547,212         $490,180



                                            YEARS  ENDED
                                     DECEMBER  31,     DECEMBER  31,
                                        1996              1995
NET  ASSET  VALUE,  BEGINNING               $10.72            $10.59
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                   .44               .45
NET REALIZED AND UNREALIZED GAIN (LOSS)       (.03)              .13
TOTAL  FROM  INVESTMENT  OPERATIONS            .41               .58
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                  (.44)            (.45)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE  (.03)              .13
NET  ASSET  VALUE,  ENDING                  $10.69            $10.72

TOTAL  RETURN*                                3.94%            5.55%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                  4.12%            4.21%
     TOTAL  EXPENSES                           .71%             .71%
     EXPENSES  BEFORE  OFFSETS                 .71%             .71%
     NET  EXPENSES                             .70%             .70%
PORTFOLIO  TURNOVER                             45%              33%
NET ASSETS, ENDING (IN THOUSANDS)         $512,342          $457,707

LONG-TERM  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                    YEARS  ENDED
                    DECEMBER  31,    DECEMBER  31,     DECEMBER  31,
                       1999             1998              1997
NET ASSET VALUE, BEGINNING
                          $16.81           $17.28             $16.81
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME      .70              .78                .87
NET REALIZED AND UNREALIZED GAIN (LOSS)
                           (1.44)             .06                .50
TOTAL FROM INVESTMENT OPERATIONS
                            (.74)             .84               1.37
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME     (.70)            (.80)             (.87)
NET  REALIZED  GAINS        (.07)            (.51)             (.03)
TOTAL  DISTRIBUTIONS        (.77)           (1.31)             (.90)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                           (1.51)            (.47)               .47
NET ASSET VALUE, ENDING   $15.30           $16.81             $17.28

TOTAL  RETURN  *          (4.52%)            5.01%             8.41%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME    4.35%             4.58%             5.16%
TOTAL  EXPENSES             .88%              .87%              .87%
EXPENSES  BEFORE  OFFSETS   .88%              .87%              .87%
     NET  EXPENSES          .84%              .84%              .85%
PORTFOLIO  TURNOVER          80%               72%               41%
NET ASSETS, ENDING (IN THOUSANDS)
                        $51,146           $57,677            $50,966


                                             YEARS  ENDED
                                     DECEMBER  31,     DECEMBER  31,
                                        1996              1995
NET  ASSET  VALUE,  BEGINNING              $17.31             $15.83
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                  .93                .95
NET REALIZED AND UNREALIZED GAIN (LOSS)      (.46)              1.53
          TOTAL  FROM  INVESTMENTS            .47               2.48
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 (.95)             (.91)
     NET  REALIZED  GAINS                    (.02)             (.09)
          TOTAL  DISTRIBUTIONS               (.97)            (1.00)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE (.50)              1.48
NET  ASSET  VALUE,  ENDING                 $16.81             $17.31

TOTAL  RETURN  *                             2.89%            16.05%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                 5.50%             5.71%
     TOTAL  EXPENSES                          .89%              .87%
     EXPENSES  BEFORE  OFFSETS                .89%              .87%
     NET  EXPENSES                            .86%              .85%
PORTFOLIO  TURNOVER                            41%               58%
NET ASSETS, ENDING (IN THOUSANDS)          $52,945           $57,359

(A)     ANNUALIZED
* TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.
^^  FROM  MARCH  1,  1999  INCEPTION.

CALVERT
TAX-FREE
RESERVES









THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.




















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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND

DECEMBER  31,  1999

ANNUAL

REPORT

CALVERT  TAX-FREE  RESERVES  VERMONT  MUNICIPAL  PORTFOLIO

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

REPORT  OF  INDEPENDENT  ACCOUNTANTS
4

STATEMENT  OF
NET  ASSETS
5

STATEMENT  OF  OPERATIONS
7

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
8

NOTES  TO
FINANCIAL  STATEMENTS
9

FINANCIAL  HIGHLIGHTS
12

DEAR  SHAREHOLDERS:

1999 WAS A VERY CHALLENGING YEAR FOR THE U.S. BOND MARKETS. ALL SEGMENTS FROM U.S. TREASURIES TO LONG MUNICIPALS SUFFERED IN A PERIOD OF RISING RATES. THE YIELD CURVE HAS FLATTENED AS SHORT-TERM RATES ROSE FASTER EACH TIME THE BENCHMARK FEDERAL FUNDS RATE ROSE.

WE HAVE BEEN WATCHFUL OF THE FED AND HAVE ANTICIPATED THE UPWARD TREND AS THEY HIKED RATES IN JUNE, AUGUST AND NOVEMBER OF 1999. EACH TIME, THE CONSENSUS WAS THAT THE INCREASES WERE ENOUGH, BUT AS WE NOW KNOW THE FED PROBABLY WILL CONTINUE TO RAISE RATES INTO EARLY 2000.

THE TREND IN INTEREST RATES CONTINUES TO BE HIGHER AND WE EXPECT TO SEE SEVERAL TIGHTENING STEPS BEING TAKEN BEFORE COMPLETING THE CURRENT CYCLE. ALTHOUGH THERE ARE SOME SIGNS OF MODERATION IN VARIOUS SECTORS OF THE ECONOMY, WE BELIEVE THE ECONOMY WILL NOT COOL DOWN UNTIL FURTHER RATE HIKES TAKE PLACE. SIGNS OF POTENTIAL INFLATION ARE BEGINNING TO CREEP BACK INTO THE ECONOMIC STATISTICS AND THESE WILL PLAY AN IMPORTANT ROLE IN THE DIRECTION OF INTEREST RATES.

OVERALL, THE ECONOMIC ENVIRONMENT IS HEALTHY ALTHOUGH MARKED WITH VOLATILITY. INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST
STRATEGIES  THAT  CAN  KEEP  YOU  ON  TRACK  TO  MEET  THESE  OBJECTIVES.

WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.






SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JANUARY  20,  2000

EMMETT  LONG  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM VERMONT AND FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
VERMONT  LONG-TERM
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
CGVTX

CUSIP  NUMBER
131620-70-0

CALVERT  TAX-FREE  RESERVES  VERMONT  MUNICIPAL
PORTFOLIO

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST YEAR? IN 1998 WE EXTENDED THE DURATION FOR THE FUND IN ANTICIPATION OF CONTINUED LOWER MARKET RATES. WE WERE REWARDED FOR THIS STRATEGY IN 1998, BUT IN EARLY 1999 WE WERE PUNISHED AS RATES BEGAN TO RISE AND WE WERE SLOW TO RESPOND. THIS WAS ONE OF THE MOST CHALLENGING YEARS FOR MUNICIPAL BOND FUNDS. EACH TIME THE FEDERAL RESERVE RAISED RATES, THE IMMEDIATE REACTION WAS THAT THE FED WAS FINISHED. HOWEVER THE REALITY WAS THAT THEY WERE JUST GETTING WARMED UP, AS NEW ECONOMIC DATA CONTINUED TO SHOW AN OVERHEATED ECONOMY.
IN THE SECOND HALF OF THE YEAR WE ONCE AGAIN SHORTENED THE FUND. CONTINUED INTEREST RATE RISES TOOK ITS TOLL ON THE FUND'S PERFORMANCE IN THE FIRST HALF OF THE YEAR, AS WE WERE SLOWLY SHORTENING OUR DURATION. IN VERMONT IT IS BECOMING MORE CHALLENGING AS THE NUMBER OF ISSUES CONTINUES TO DWINDLE AS THE NEED FOR DEBT DECLINES. A CHANGE IN INVESTMENT STRATEGY BECOMES THAT MUCH MORE DIFFICULT BECAUSE OF THE LIMITED UNIVERSE OF ISSUES AVAILABLE TO IMPLEMENT STRATEGY SHIFTS.

HOW  DID  THE  FUND  PERFORM?
WE WERE REWARDED IN THE SECOND HALF OF THE YEAR WITH PERFORMANCE THAT WAS WELL ABOVE THE AVERAGE FOR THE LIPPER OTHER STATES CATEGORY. HOWEVER, FOR THE YEAR (-4.29%) WE LAGGED THE AVERAGE (-3.83%), DUE LARGELY TO THE LONGER THAN AVERAGE DURATION IN THE FIRST HALF OF THE YEAR.


COMPARATIVE  INVESTMENT  PERFORMANCE


                   CTFR        LIPPER OTHER STATES        LEHMAN
             VERMONT MUNICIPAL     MUNICIPAL DEBT     MUNICIPAL BOND
                 PORTFOLIO         FUNDS AVERAGE         INDEX TR
6  MONTH          (2.34%)             (2.69%)                (1.17%)
1  YEAR           (4.29%)             (3.83%)                (2.06%)
5  YEAR*           5.24%               5.73%                   6.91%
10  YEAR*           N/A                 N/A                      N/A

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
*  AVERAGE  ANNUAL  RETURN

WHAT  IS  YOUR  OUTLOOK?
WE ANTICIPATE KEEPING THE DURATION SLIGHTLY SHORTER THAN THE AVERAGE FOR THE NEAR FUTURE AS WE CONTINUE TO EVALUATE THE FEDERAL RESERVES' ACTION. AS NEW ISSUES COME TO MARKET WE WILL PARTICIPATE IF THE ISSUES ARE PRICED ATTRACTIVELY, ALL THE WHILE MAINTAINING OUR DURATION TARGETS.


JANUARY  20,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.








PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND  YIELD
12.31.99     4.45%
12.31.98     4.38%

30  DAY  SEC  YIELD
12.31.99     4.46%
12.31.98     4.12%

WEIGHTED
AVERAGE  MATURITY
12.31.99     14  YEARS
12.31.98     16  YEARS

EFFECTIVE  DURATION
12.31.99     6.66  YEARS
12.31.98     7.29  YEARS

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99

[INSERT  PIE  CHART  HERE]

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR      (7.85%)
5  YEAR        4.44%
INCEPTION      5.18%
(4.01.91)

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.

[INSERT  LINE  GRAPH  HERE]

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO  THE  BOARD  OF  TRUSTEES  OF  CALVERT  TAX-FREE RESERVES AND SHAREHOLDERS OF
VERMONT  MUNICIPAL  PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF NET ASSETS AND THE RELATED STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF VERMONT MUNICIPAL PORTFOLIO (ONE OF THE PORTFOLIOS COMPRISING CALVERT TAX-FREE RESERVES, HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  11,  2000

STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                          PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.1%            AMOUNT             VALUE
VERMONT  -  76.2%
BURLINGTON ELECTRIC REVENUE BONDS, 6.375%, 7/1/10, MBIA INSURED
                                          $3,125,000      $3,403,375
CHITTENDEN  SOLID  WASTE  DISTRICT  GO  BONDS,  6.60%,  1/1/12,
     ASSET  GUARANTY  INSURED              2,000,000       2,114,120
EDUCATION  AND  HEALTH  REVENUE  BONDS:
     5.75%,  9/1/05                          580,000         581,752
     6.60%,  12/1/14                       1,000,000       1,034,210
     5.50%,  11/1/16                       3,000,000       2,900,700
     5.50%,  7/1/18                        1,955,000       1,762,276
     6.25%,  9/1/18                        2,000,000       1,837,980
     5.625%,  10/1/25,  FSA  INSURED       1,000,000         920,390
     5.00%,  11/1/38                       3,000,000       2,440,020
EDUCATION  AND  HEALTH  VRDN,  5.70%,  06/1/05,
LOC:  FIRST  NATIONAL  BANK  OF  BOSTON    1,985,000       1,985,000
HOUSING  FINANCE  AUTHORITY  SINGLE  FAMILY  HOUSING  BONDS,
     7.20%,  11/1/11                         575,000         571,987
IDA  REVENUE  BONDS,  5.75%,  1/1/09,
LOC:  FIRST  VERMONT  BANK  AND  TRUST     1,200,000       1,133,628
MUNICIPAL  BOND  BANK  REVENUE  BONDS,  5.50%,  12/1/22,
     AMBAC  INSURED                        1,000,000         931,060
RUTLAND  COUNTY  SOLID  WASTE  GO  BONDS:
     5.95%,  11/1/00                         110,000         111,412
     6.10%,  11/1/01                         110,000         112,473
     6.25%,  11/1/02                         110,000         113,816
     6.35%,  11/1/03                         110,000         114,910
     6.45%,  11/1/04                         110,000         115,973
     6.50%,  11/1/05                         105,000         111,459
     6.55%,  11/1/06                         100,000         106,731
     6.60%,  11/1/07                         100,000         107,171
     6.70%,  11/1/08                         100,000         108,101
     6.75%,  11/1/09                         100,000         108,769
     6.80%,  11/1/10                         100,000         109,775
     6.80%,  11/1/11                         100,000         109,962
     6.85%,  11/1/12                         100,000         110,376
STATE  GO  BONDS:
     6.30%,  1/15/06                       2,500,000       2,682,200
     ZERO  COUPON,  8/1/08                   400,000         254,032
     ZERO  COUPON,  8/1/09                   300,000         179,532
     5.00%,  1/15/11                       3,000,000       2,918,100
     6.45%,  2/1/12                        1,950,000       2,055,982
STATE  INDUSTRIAL  REDEVELOPMENT  REVENUE  VRDN,  4.125%,  12/1/04,
LOC:  FIRST  NATIONAL  BANK  OF  BOSTON      350,000         350,000
STUDENT  ASSISTANCE  CORPORATION  EDUCATION  LOAN  REVENUE  BONDS,
6.50%,  12/15/05,  FSA  INSURED            2,240,000       2,356,950
UNIVERSITY OF VERMONT AND STATE AGRICULTURE COLLEGE REVENUE BONDS,
4.75%,  10/1/38,  MBIA  INSURED            2,000,000       1,549,880

TOTAL VERMONT MUNICIPAL OBLIGATIONS (COST $36,336,134)    35,404,102

                                          PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D           AMOUNT             VALUE
TERRITORIES  -  21.9%
GUAM  ELECTRIC  POWER  AUTHORITY  REVENUE  BONDS,  5.25%,  10/1/12,
     AMBAC  INSURED                       $2,000,000      $1,972,440
PUERTO RICO GO BONDS, 6.50%, 7/1/14        1,690,000       1,837,909
PUERTO RICO HIGHWAY ELECTRIC POWER AUTHORITY VRDN, 5.30%, 7/1/22,
     BPA:  SOCIETE  GENERALE               5,000,000       5,000,000
PUERTO  RICO  HIGHWAY  TRANSPORTATION  AUTHORITY  REVENUE  BONDS,
     4.75%,  7/1/38                        1,500,000       1,152,645
PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY REVENUE VRDN, 5.16%, 7/1/28, BPA: BANK OF AMERICA, AMBAC INSURED
                                             200,000         200,000

TOTAL TERRITORIES MUNICIPAL OBLIGATIONS (COST $10,691,588)
                                                          10,162,994


TOTAL  INVESTMENTS  (COST  $47,027,722)  -  98.1%         45,567,096
OTHER  ASSETS  IN  EXCESS  OF  LIABILITIES,  NET  -  1.9%    884,696
               NET  ASSETS  -  100%                      $46,451,792

NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO 3,116,675 CLASS A SHARES OF BENEFICIAL INTEREST, UNLIMITED NUMBER OF NO PAR SHARES AUTHORIZED: $47,877,629
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        89,465
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS         (54,676)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                         (1,460,626)

          NET  ASSETS                                    $46,451,792

     NET  ASSET  VALUE  PER  SHARE                            $14.90





ABBREVIATIONS:     EXPLANATION  OF  GUARANTEES:
FSA: FINANCIAL SECURITY ASSURANCE     BPA: BOND-PURCHASE AGREEMENT
GO: GENERAL OBLIGATION     LOC:  LETTER  OF  CREDIT
IDA:  INDUSTRIAL  DEVELOPMENT  AUTHORITY
MBIA:  MBIA  INSURANCE  CORPORATION
VRDN:  VARIABLE  RATE  DEMAND  NOTES


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                     $2,646,210

EXPENSES:
     INVESTMENT  ADVISORY  FEE                               302,238
     TRANSFER  AGENCY  FEES  AND  EXPENSES                    35,957
     TRUSTEES'  FEES  AND  EXPENSES                            4,550
     ACCOUNTING  FEES                                         14,139
     CUSTODIAN  FEES                                          14,485
     REGISTRATION  FEES                                        5,307
     REPORTS  TO  SHAREHOLDERS                                 9,231
     PROFESSIONAL  FEES                                        1,857
     MISCELLANEOUS                                             4,748
          TOTAL  EXPENSES                                    392,512
          FEES  PAID  INDIRECTLY                            (12,145)
               NET  EXPENSES                                 380,367

                    NET  INVESTMENT  INCOME                2,265,843

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS               (131,468)
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)      (4,330,532)

                    NET  REALIZED  AND  UNREALIZED  GAIN
                    (LOSS)  ON  INVESTMENTS              (4,462,000)

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS         ($2,196,157)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                      YEAR  ENDED       YEAR  ENDED
                                     DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS    1999              1998
OPERATIONS:
     NET  INVESTMENT  INCOME           $2,265,843         $2,411,657
     NET  REALIZED  GAIN  (LOSS)        (131,468)            697,164
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                      (4,330,532)          (258,557)

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS (2,196,157)          2,850,264

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME          (2,247,249)        (2,385,302)
     NET  REALIZED  GAIN                       -           (953,229)
          TOTAL  DISTRIBUTIONS        (2,247,249)        (3,338,531)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                      7,532,427           6,525,371
     REINVESTMENT  OF  DISTRIBUTIONS   1,198,235           1,874,083
     SHARES  REDEEMED                 (9,127,861)        (6,812,642)
TOTAL  CAPITAL  SHARE  TRANSACTIONS     (397,199)          1,586,812

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                      (4,840,605)          1,098,545

NET  ASSETS
BEGINNING  OF  YEAR                   51,292,397          50,193,852
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
OF $89,465 AND $147,663, RESPECTIVELY) $46,451,792       $51,292,397

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                             474,984             397,896
REINVESTMENT  OF  DISTRIBUTIONS           76,713             114,634
SHARES  REDEEMED                        (585,515)          (415,155)
TOTAL  CAPITAL  SHARE  ACTIVITY          (33,818)             97,375

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE VERMONT MUNICIPAL PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT TAX-FREE RESERVES (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NONDIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND IS COMPRISED OF FIVE SEPARATE PORTFOLIOS. THE OPERATIONS OF EACH SERIES ARE ACCOUNTED FOR SEPARATELY. SHARES OF THE PORTFOLIO ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 3.75%.
SECURITY VALUATION: MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR
AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. SECURITIES (INCLUDING OPTIONS) LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
OPTIONS: THE PORTFOLIO MAY WRITE OR PURCHASE OPTION SECURITIES. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECURITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION
IS ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR PURCHASING OPTION SECURITIES ARISE FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID. FUTURES CONTRACTS: THE PORTFOLIO MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILI-

LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE
THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS: .60% ON THE FIRST $500 MILLION, .50% ON THE NEXT $500 MILLION AND .40% ON THE EXCESS OF $1 BILLION. UNDER THE TERMS OF THE AGREEMENT, $30,935 WAS PAYABLE AT YEAR END. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. THE FUND (EXCLUSIVE OF THE MONEY MARKET PORTFOLIO) PAYS MONTHLY AN ANNUAL FEE OF $80,000, WHICH IS ALLOCATED BETWEEN THE PORTFOLIOS BASED ON THEIR RELATIVE NET ASSETS. CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE PORTFOLIO. THE DISTRIBUTOR RECEIVED $31,429 AS ITS PORTION OF COMMISSIONS CHARGED ON SALES OF THE PORTFOLIO.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $5,523 FOR THE YEAR ENDED DECEMBER 31, 1999. UNDER THE TERMS OF THE AGREEMENT, $422 WAS PAYABLE AT YEAR END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE
$9,348,010  AND  $18,021,919,  RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED DEPRECIATION AGGREGATED
$1,460,626, OF WHICH $621,025 RELATED TO APPRECIATED SECURITIES AND $2,081,651 RELATED TO DEPRECIATED SECURITIES.
NET REALIZED CAPITAL LOSS CARRYFORWARD FOR FEDERAL INCOME TAX PURPOSES OF $54,676 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2007.

THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31,1999.

FINANCIAL  HIGHLIGHTS

                                     YEARS  ENDED
                   DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
CLASS  A  SHARES      1999              1998              1997
NET ASSET VALUE, BEGINNING $16.28           $16.45            $16.33
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME       .71              .78               .82
NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                            (1.39)             .13               .26
TOTAL  FROM INVESTMENT OPERATIONS
                             (.68)             .91              1.08
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME      (.70)            (.77)            (.82)
     NET  REALIZED  GAINS       -             (.31)            (.14)
     TOTAL  DISTRIBUTIONS    (.70)           (1.08)            (.96)
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                            (1.38)            (.17)              .12
NET ASSET VALUE, ENDING    $14.90           $16.28            $16.45

TOTAL  RETURN  *           (4.29%)            5.67%            6.90%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME     4.50%             4.73%            5.11%
     TOTAL  EXPENSES         .78%              .75%             .76%
EXPENSES  BEFORE  OFFSETS    .78%              .75%             .76%
     NET  EXPENSES           .76%              .72%             .73%
PORTFOLIO  TURNOVER           21%               32%              14%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                         $46,452            $51,292          $50,194



                                            YEARS  ENDED
                                     DECEMBER  31,     DECEMBER  31,
CLASS  A  SHARES                        1996              1995
NET  ASSET  VALUE,  BEGINNING               $16.62            $15.34
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                   .88               .87
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)  (.25)             1.35
TOTAL  FROM  INVESTMENT  OPERATIONS            .63              2.22
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                  (.85)            (.85)
     NET  REALIZED  GAINS                     (.07)            (.09)
               TOTAL  DISTRIBUTIONS           (.92)            (.94)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE  (.29)             1.28
NET  ASSET  VALUE,  ENDING                  $16.33            $16.62

TOTAL  RETURN  *                              3.98%           14.86%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                  5.27%            5.35%
     TOTAL  EXPENSES                           .77%             .76%
     EXPENSES  BEFORE  OFFSETS                 .77%             .76%
     NET  EXPENSES                             .73%             .75%
PORTFOLIO  TURNOVER                             24%              12%
NET  ASSETS,  ENDING  (IN  THOUSANDS)      $49,774           $60,203

* TOTAL RETURN DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.

CALVERT
TAX-FREE
RESERVES
VERMONT  MUNICIPAL
PORTFOLIO






THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.




















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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND